Securities Act File No. 333-[●]
1940 Act File No. 811-[●]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-2

Registration Statement under
the Securities Act of 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.

and/or

Registration Statement under

the Investment Company Act of 1940

GavitS Closed-end trust

(Exact Name of Registrant as Specified in Declaration of Trust)

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600 (Address of Principal Executive Offices) 617-951-7000

(Name and Address of Agent for Service)
Copies to
James E. Thomas, Esq. Keith MacLeod, Esq. Elizabeth Madsen, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☐

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box ☐

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “1940 Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).
☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
☒	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

The information in this prospectus (the “Prospectus”) is incomplete and may be changed. The Fund and the selling shareholders identified under the section “Principal Shareholders, Selling Shareholders and Control Persons” in the Statement of Additional Information may not sell these securities until the registration statement filed with the SEC is effective. This Prospectus is not an offer to sell these securities, and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS DATED [DATE]

$[•]

GAVITS CLOSED-END TRUST

Common Shares with an initial Net Asset Value (“NAV”) of $[XX] per share (each a “Common Share”)

[X]% Series A Cumulative Preferred Shares Liquidation Preference $100.00 per Share (each a “Series A Preferred Share”)

Subscription Rights to Purchase Additional Common Shares and Series A Preferred Shares (each a “Subscription Right”)

Offered by Selling Shareholders

[X] Common Shares

[X] Series A Preferred Shares

[X] Subscription Rights

GAVITS CLOSED-END TRUST (the “Fund”) is a newly organized, closed-end management investment company with no operating history.

Investment Objective and Strategies. The Fund’s investment objective is to seek to maximize returns for Common Shareholders over a full market cycle. The Fund intends to seek to achieve its investment objective by investing substantially all of its assets in [a portfolio of equity securities, which may include common stocks of large-capitalization companies and shares of other investment companies, including exchange-traded funds (ETFs)].

Securities Offered. The Fund has authorized an unlimited number of Common Shares with no par value per share. Holders of Common Shares are entitled to one vote per share held and are entitled to share equally in distributions authorized by the Board payable to the holders of Common Shares and in the net assets of the Fund available on liquidation for distribution to holders of Common Shares. The Common Shares have noncumulative voting rights and no conversion, preemptive, or appraisal rights, and are not redeemable. Common Shares will be listed on the [EXCHANGE] under the symbol [XX].

[X]% Series A Cumulative Preferred Shares Liquidation Preference $100.00 per Share (“Series A Preferred Shares”) have been classified by the Board as Preferred Shares with no par value per share. Series A Preferred Shares will be listed on the [EXCHANGE] under the symbol [XX].

The Subscription Rights issued in the Fund Offering provide Subscription Rights holders the opportunity to acquire additional Common and Series A Preferred Shares for considerations totaling [__]% of the sum of current NAV and liquidation preference (plus accumulated and unpaid dividends, as applicable) or, by the selection of the participant, an alternative consideration determined by the Board to be of equivalent value consisting of shares of an Associated ETF (as defined below). Subscription rights will be listed on the [EXCHANGE] under the symbol [XX].

In addition, this Prospectus relates to the offer and resale, from time to time, of up to [X] Common Shares, [X] Series A Preferred Shares, and [X] Subscription Rights by the selling shareholders identified in the section of the Statement of Additional Information titled “Principal Shareholders, Selling Shareholders and Control Persons” (such securities, the “Seed Shares”). Sales of the Seed Shares by the selling shareholders, which may occur at prices below the applicable per-share or per-Right value of such securities (including, as applicable, NAV per Common Share, the liquidation preference plus accrued and unpaid dividends per Series A Preferred Share, or the intrinsic value of the Subscription Rights), may adversely affect the market price of Common Shares, Series A Preferred Shares, and Subscription Rights and may make it more difficult for the Fund to raise capital. The selling shareholders acquired the Seed Shares in connection with a private placement agreement dated as of [   ]. The Fund will not receive any proceeds from the sale of Seed Shares by the selling shareholders. Selling shareholders will not sell Common Seed Shares or Preferred Seed Shares until [X] days following the closing of the Subscription Rights Offering.

No Trading History; Trading Discount. The Common Shares, Series A Preferred Shares, and Subscription Rights have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value.

Risks. Investing in the securities offered by the Fund and the selling shareholders involves certain risks. See “Risk Factors and Special Considerations” beginning on page [   ] of this Prospectus. You should carefully consider these risks together with all of the other information contained in this Prospectus before making a decision to purchase any securities offered by the Fund. Common Shares, Series A Preferred Shares, and Subscription Rights are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

	Price to Public	Sales Load(1)	Proceeds to Registrant or Other Persons(2)
Common Shares
Offered by the Fund
Per Share	$[•]	None	$[•]
Total Maximum(3)	$[•]	None	$[•]
Offered by the Selling Shareholders
Per Share	$[•]	None	$[•]
Total Maximum(3)	$[•]	None	$[•]
Series A Preferred Shares
Offered by the Fund
Per Share	$[•]	None	$[•]
Total Maximum(3)	$[•]	None	$[•]
Offered by the Selling Shareholders
Per Share	$[•]	None	$[•]
Total Maximum(3)	$[•]	None	$[•]
Subscription Rights
Offered by the Fund
Per Right	$[•]	None	$[•]
Total Maximum(3)	$[•]	None	$[•]
Offered by the Selling Shareholders
Per Right	$[•]	None	$[•]
Total Maximum(3)	$[•]	None	$[•]

(1) The Common Shares, Series A Preferred Shares and Subscription Rights are being offered initially through [Distributor] (the “Distributor”) on a best-efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. This offering will terminate on [•]. Payment securities delivered in the Subscription Rights Offering will be held by the Subscription Rights Agent pending their application or return, as described under “Payment of the Subscription Price.” The Distributor is not obligated to sell any specific amount of securities issued by the Fund.
(2) Before deducting offering expenses payable by the Fund estimated at approximately $[●].
(3) Because the Distributor is not obligated to sell any specific number or dollar amount of the Fund's securities, the table reflects the maximum offering amounts only.

Please read this Prospectus carefully before deciding whether to invest and retain it for future reference. It sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. The Fund has filed with the SEC a Statement of Additional Information (“SAI”) dated [•] containing additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Fund also produces both annual and semiannual reports that will contain important information about the Fund.

To order a free copy of the Fund’s annual or semiannual reports, when available, or its SAI, to request other information about the Fund, or to make shareholder inquiries generally, contact your financial representative, or [•] at [phone number]. The Fund’s annual and semiannual reports and SAI, when available, can be found free of charge on the Fund’s website at [web address].

Text-only copies of the Fund’s reports, SAI, and other information regarding the Fund are available free from the EDGAR Database on the SEC’s Internet site at:  www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

4

____________________________________________________________________________________________________

TABLE OF CONTENTS

PROSPECTUS SUMMARY	6
SUMMARY OF THE TERMS OF SERIES A PREFERRED SHARES	9
SUMMARY OF THE TERMS OF THE SUBSCRIPTION RIGHTS OFFERING	10
SUMMARY OF FUND EXPENSES	12
THE FUND	13
USE OF PROCEEDS	13
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	13
RISK FACTORS AND SPECIAL CONSIDERATIONS	16
LEVERAGE	19
DESCRIPTION OF THE FUND OFFERING	21
DESCRIPTION OF THE SUBSCRIPTION RIGHTS OFFERING	28
MANAGEMENT OF THE FUND	33
DETERMINATION OF NET ASSET VALUE	34
DISTRIBUTIONS	34
PLAN OF DISTRIBUTION FOR SELLING SHAREHOLDERS	34
DESCRIPTION OF SECURITIES	35
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BYLAWS	37
CLOSED-END COMPANY STRUCTURE	40
MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS [To be updated by amendment.]	40
UNDERWRITING	41
ADMINISTRATOR, FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	41
LEGAL MATTERS	41
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	41
AVAILABLE INFORMATION	41
CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS	42
PRIVACY PRINCIPLES OF THE FUND	42

5

PROSPECTUS SUMMARY

The following summary contains basic information about the Fund, Fund Offering, its securities, and the Subscription Rights Offering as well as the offer and resale of Seed Shares by the selling shareholders identified in the section of the Statement of Additional Information titled “Principal Shareholders, Selling Shareholders and Control Persons.” It is not complete and may not contain all of the information you may want to consider. You should review the more detailed information contained elsewhere in this Prospectus and in the SAI, especially the information set forth under the heading “Risk Factors and Special Considerations” beginning on page [__ ] of this Prospectus.

The Fund	GAVITS CLOSED-END TRUST (the “Fund”) is a newly organized, closed-end management investment company with no operating history.
Investment Objective and Strategies

The Fund’s investment objective is to seek to maximize returns for Common Shareholders over a full market cycle. The Fund intends to seek to achieve its investment objective by investing substantially all of its assets in [a portfolio of equity securities, which may include common stocks of large-capitalization companies and shares of other investment companies, including exchange-traded funds (ETFs)]. The Fund utilizes capital structure leverage through the issuance of one or more series of preferred shares. The Fund seeks to remain fully invested, consistent with its investment objective. At the close of the Fund’s initial offering of shares (the “Fund Offering”), the Common Shares will have an aggregate NAV that is approximately equal to [XX, at least 50]% of the market value of securities tendered; and the total liquidation preference of all Series A Preferred Shares will approximately equal [YY, equal to 100 minus XX]% of the market value of the securities tendered.

The Fund pays regular quarterly dividends on Series A Preferred Shares, as and if declared, on [DATES].

An investment in Common Shares, Preferred Shares, or Subscription Rights is not appropriate for all investors. There can be no assurance that the Fund’s investment objective will be achieved.

Investment Adviser and Management Fee

[ADVISER NAME] serves as the Fund’s investment adviser (the “Adviser”). Pursuant to the investment management agreement between the Fund and the Adviser (the “Management Agreement”), the Fund will pay the Adviser a fee for the services it provides equal to an annual rate of [   ]% of the average daily value of the Fund’s “Managed Assets” (defined as the Fund’s total assets, including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding, minus accrued liabilities other than (i) the aggregate liquidation preference of any outstanding Preferred Shares and (ii) accumulated and unpaid dividends on those Preferred Shares). See “Management of the Fund—Compensation and Expenses” on page [__].

The Expense Limitation Agreement (“ELA”) provides that the Adviser will pay the expenses associated with the Fund Offering and the Subscription Rights Offering (defined below) subject to the limitations set forth therein. Under the terms of the Management Agreement, the Adviser will pay all other ordinary costs and expenses of the Fund’s operations, excluding the management fee itself, interest expenses, brokerage commissions and other expenses of acquisition and disposition of investments, dividends and interest payable to preferred shareholders, taxes, costs of proxy materials and holding shareholder meetings, litigation and indemnification expenses, and extraordinary expenses. The Adviser has contractually agreed to reduce the management fee and/or reimburse the Fund in the amount of any acquired fund fees and expenses paid by the Fund, if any.

Fund Offering

The Fund expects to conduct a fund offering of Common and Series A Preferred Shares (“Fund Shares”) in exchange for [certain publicly traded securities identified in the Letter of Transmittal, valued at market prices; hereafter [publicly traded securities]]. At the close of the offering, the Common Shares will have an aggregate NAV that is nearly equal to [XX, at least 50]% of the market value of securities tendered; and the Series A Preferred Shares will have a total liquidation preference nearly equal to [YY, equal to 100 minus XX]% of the market value of the securities tendered.

See “Description of the Fund Offering” on page [__].

Selling Shareholder Offering	Prior to the commencement of the Fund Offering, the selling shareholders purchased Common Shares, Series A Preferred Shares, and Subscription Rights from the Fund and now expect to conduct an offering and resale, from time to time, of up to [X] Common Shares, [X] Series A Preferred Shares, and [X] Subscription Rights (the foregoing, the “Seed Shares”). The selling shareholders acquired the Seed Shares in connection with a private placement agreement dated as of [ ] (the “Private Placement Agreement”). Selling shareholders will not sell Common Seed Shares or Preferred Seed Shares until [X] days following the closing of the Subscription Rights Offering. The selling shareholders are identified in the section of the Statement of Additional Information titled “Principal Shareholders, Selling Shareholders and Control Persons.”
6

Common Shares	The Fund has authorized an unlimited number of Common Shares with no par value per share. Holders of Common Shares are entitled to one vote per share held and are entitled to share equally in distributions authorized by the Board payable to the holders of Common Shares and in the net assets of the Fund available on liquidation for distribution to holders of Common Shares. The Common Shares have noncumulative voting rights and no conversion, preemptive, or appraisal rights, and are not redeemable.
Preferred Shares

[X]% Series A Cumulative Preferred Shares Liquidation Preference $100.00 per Share (“Series A Preferred Shares”) have been classified by the Board as Preferred Shares with no par value per share.

The Fund will not borrow for investment purposes or issue senior securities that represent indebtedness.

See “Summary of the Terms of Series A Preferred Shares” on page [__].

Subscription Rights	The Subscription Rights issued in the Fund Offering provide Subscription Rights holders the opportunity to purchase additional Fund Shares, valued at [__]% of the sum of current NAV and liquidation preference (plus accumulated and unpaid dividends), as applicable.
Dividends and Distributions

In accordance with the Fund’s Agreement and Declaration of Trust (as amended or supplemented from time to time, including any supplement thereto establishing a new series of preferred shares, the “Declaration of Trust”) and as required by the 1940 Act, all preferred shares of the Fund must have the same seniority with respect to dividends. Accordingly, no full dividend will be declared or paid on any series of preferred shares of the Fund for any dividend period, or part thereof, unless full cumulative dividends due have been declared and made on all then outstanding preferred shares of the Fund. Any partial dividends on such preferred shares will be made as nearly pro rata as possible in proportion to the respective amounts of dividends accumulated but unpaid on each such series of preferred shares on the relevant dividend payment date. The Fund does not intend to pay any dividend on preferred shares other than what is described herein or that may be necessary to maintain the Fund’s regulated investment company (“RIC”) status.

For the avoidance of doubt, holders of preferred shares are only entitled to receive dividends at the dividend rate designated for a series of preferred shares (e.g., holders of Series A Preferred Shares are entitled to receive dividends equal to [X]% of the liquidation preference of such shares) regardless of the source of such payment.

Exchange Listing	The Fund’s Common Shares, Series A Preferred Shares and Subscription Rights are expected to be listed on the [ ] under the trading or “ticker” symbols “[ ],” “[ ]” and “[ ],” respectively, subject to notice of issuance. Any additional series of preferred shares or transferable subscription rights issued by the Fund would also be listed on the [national exchange].
Market Price of Shares

Common shares of closed-end funds often trade at prices lower than their NAV. Common shares of closed-end funds may trade during some periods at prices higher than their NAV (i.e., a premium) and during other periods at prices lower than their NAV (i.e., a discount). The Fund cannot assure you that its Common Shares will not trade at a price lower than its NAV.

In addition, the market price of the Fund’s Common Shares may be affected by such factors as the Fund’s dividend and distribution levels and stability, market liquidity, leverage, market supply and demand, unrealized gains, general market and economic conditions, changes in interest rates, and other factors. See “Risk Factors and Special Considerations” on page [__], and “Description of Securities” on page [__].

The Fund’s Common Shares are designed primarily for long-term investors, and you should not purchase Common Shares of the Fund if you intend to sell them shortly after purchase.

Preferred shares may also trade at premiums to, or discounts from, their liquidation preference for a variety of reasons, including changes in interest rates.

U.S. Federal Income Tax Status	The Fund intends to elect to be treated, and to qualify each year, as a RIC under the Code. Assuming that the Fund qualifies as a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes each taxable year to its shareholders if it meets certain minimum distribution requirements. To qualify as a RIC and maintain the Fund’s RIC status, it will be required to meet asset diversification tests and annual qualifying income and distribution tests. See “Material U.S. Federal Income Tax Considerations” on page [__].
7

Risk Factors and Special Considerations	Risk is inherent in all investing. In particular, common shares of closed-end funds often trade at a discount from NAV. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that the Fund’s NAV may decrease. Therefore, before investing in shares of the Fund, you should carefully review the risks described in detail on page [___].
Certain Material U.S. Federal Income Tax Considerations	[To be updated by amendment.]
Custodian, Transfer Agent, and Dividend Disbursing Agent

[   ] will serve as the Fund’s custodian and sub-administrator. [   ] is located at [   ]. [   ] has entered into a sub-administration agreement with [   ] whereby [   ] will also provide certain administration services to the Fund. [For the sub-administration services provided by [   ], [   ], and not the Fund, pays [   ]’s fees for providing such services.]

[   ], located at [   ], serves as the Fund’s transfer agent (in such capacity, the “Transfer Agent”) pursuant to a transfer agency agreement.

[   ], located at [   ], serves as the Fund’s dividend disbursing agent (in such capacity, the “Dividend Disbursing Agent”) pursuant to a [   ] agreement.

8

SUMMARY OF THE TERMS OF SERIES A PREFERRED SHARES

This Summary sets forth certain terms of the [_]% Series A Cumulative Preferred Shares Liquidation Preference $100.00 per Share (“Series A Preferred Shares”). This section outlines certain specific legal and financial terms of the Series A Preferred Shares that are more generally described under the heading “Description of Securities – Preferred Shares” in the Prospectus.

Issue	[_]% Series A Cumulative Preferred Shares Liquidation Preference $100.00 per share, no par value (“Series A Preferred Shares”)
Liquidation Preference	$100.00 per share
Dividends	The Statement of Preferences for the Series A Preferred Shares provides for quarterly dividends to be paid at an annualized rate of [_]% based on the liquidation preference of the Series A Preferred Shares.
Dividend Payment Dates	Quarterly dividend payments are expected to be made when, as and if declared by the Board, on March [ ], June [ ], September [ ], and December [ ] of each year (each, a “Dividend Payment Date”), commencing on [DATE] (if any Dividend Payment Date is not a Business Day, then on the next succeeding Business Day). As used herein, each period beginning on and including a Dividend Payment Date (or beginning on [DATE] (the “Date of Original Issue”), in the case of the first Dividend Period after the issuance of such Series A Preferred Shares) and ending on but excluding the next succeeding Dividend Payment Date (or, in the case of the first dividend period after the issuance of such Series A Preferred Shares, [___]) is referred to as a “Dividend Period.”
Limitations on Borrowing	The Fund will not borrow for investment purposes or issue senior securities that represent indebtedness.
Voting Rights

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class.

See “Certain Provisions in The Declaration of Trust and Bylaws” on page [__].

Stock Exchange Listing	Application has been made to list Series A Preferred Shares on the [ ]. Prior to the offering, there has been no public market for Series A Preferred Shares. It is anticipated that trading on the [ ] will begin on [___].
Certain Material U.S. Federal Income Tax Considerations	[To be updated by amendment.]
Dividend Disbursing Agent	[ ], located at [ ], serves as the Fund’s dividend disbursing agent (in such capacity, the “Dividend Disbursing Agent”) pursuant to a [ ] agreement.

9

SUMMARY OF THE TERMS OF THE SUBSCRIPTION RIGHTS OFFERING

The following terms are subject to modification prior to the commencement of the Subscription Rights Offering.

Title	Subscription Rights to Purchase Additional Common Shares and Series A Preferred Shares.
Terms of the Subscription Rights Offering

One transferable subscription right (a “Subscription Right”) will be issued for each Common Share issued in the Fund Offering. The Fund is issuing Subscription Rights to participants in the Fund Offering to participate in a transferable Subscription Rights offering (the “Subscription Rights Offering”). The Subscription Rights will be issued contemporaneously with the issuance of securities in the Fund Offering and will be exercisable for 45 days from the expiration date of the Fund Offering, unless extended (as it may be so extended, the “Subscription Rights Expiration Date”).

For each ten (10) Subscription Rights exercised, Subscription Rights holders will be permitted to purchase a “Subscription Rights Package”: either a package of the Fund’s securities consisting of one Common Share, plus [0.YY] Series A Preferred Shares (with adjustments made as required to avoid the issuance of fractional shares); or one share of Associated ETF. “Associated ETF” is a newly organized exchange-traded fund registered under the 1940 Act and is offered through a separate prospectus. Please refer to the Subscription Certificate and accompanying exercise instructions, and the current Associated ETF Prospectus for additional information.

Participants will receive one Subscription Rights Package for each ten (10) Subscription Rights exercised and properly paid for, with adjustments made as required to avoid the issuance of fractional shares. The number of rights required per Subscription Rights Package may be decreased at the discretion of the Fund, subject to the limitations of the 1940 Act and the rules thereunder and notice to Subscription Rights Holders.

Subscription Rights are expected to trade through the [   ].

Subscription Rights may be exercised only through a Subscription Rights holder’s delivery of Subscription Rights and payment of the Subscription Price, payable in [publicly traded securities] (each valued at their respective last quoted sale price at the close of regular trading on the [   ] (usually 4:00 p.m. New York City time) (each, a “Closing Price”) as of the Subscription Rights Expiration Date). The Fund will not accept cash or other securities as payment.

The Fund will not accept fractional Subscription Rights, or issue fractional shares, in connection with the Subscription Rights Offering.

Subscription Prices

The subscription price will be [__]% times the following: the NAV per Common Share (determined on the Subscription Rights Expiration Date), plus the liquidation preference of 0.[YY] Preferred Shares ([$YY.00]) plus 0.[YY] times the Fund’s accumulated and unpaid dividends per preferred share. The subscription price for shares of Associated ETF will be subject to adjustments to account for exact basket composition.

Since the Subscription Price is partly based on the NAV of the Common Shares, the subscription price will not be determined until after printing and distribution of this Prospectus.

Applying the pricing formula set forth above, the estimated Subscription Price of a Subscription Rights Package is [__]% of $100 (“Estimated Subscription Price”) as of the date of this Prospectus. This is based on an estimated NAV per Common Share of $[XX - zz], and includes $[YY] (representing the liquidation preference of [0.YY] Series A Preferred Shares) plus $[zz] (where [zz] represents 0.[YY] times the Fund’s accumulated and unpaid dividends per Series A Preferred Share on the expected Subscription Rights Expiration Date).

The Subscription Price will be payable in [publicly traded securities] only. Cash will not be accepted as consideration.

Expected Subscription Rights Expiration Date	[DATE]. Under the 1940 Act, the Subscription Rights Expiration Date may not be extended to a date more than 120 days from the first issuance of Subscription Rights.
Subscription Period

The Subscription Rights may be exercised (subject to revocation of exercise) at any time after issuance and prior to expiration of the Subscription Rights (the “Subscription Period”) on the Subscription Rights Expiration Date. Subscription Rights Packages will not be issued until the conclusion of the Subscription Period.

See “Description of the Subscription Rights Offering—Terms of the Subscription Rights Offering” and “—Method of Exercise of Subscription Rights” on page [__].

10

Offering Expenses	The expenses of the Subscription Rights Offering will be borne by the Fund’s Adviser, subject to the ELA.
Use of Proceeds

The Subscription Rights Offering requires in-kind participation, and therefore there will be no cash proceeds. Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised by the sale of securities received by the Fund from the offering, may be used to pay the Fund’s expenses including the management fee or pay distributions. See “Use of Proceeds” on page [__].

The Fund estimates the net proceeds of the Subscription Rights Offering to be approximately $[•] in securities. This figure is based on an estimated Subscription Price of [__]% of $100, and assumes all Common Shares and Series A Preferred Shares (or Associated ETF shares) offered in the Subscription Rights Offering are sold and that the expenses related to the Subscription Rights Offering are paid by the Adviser.

Certain Material U.S. Federal Income Tax Considerations	[To be updated by amendment.]
Subscription Rights Agent	[To be updated by amendment.]

11

SUMMARY OF FUND EXPENSES

The following table and example contain information about the costs and expenses that Common Shareholders will bear directly or indirectly. In accordance with SEC requirements, the expenses shown in the table below are based on estimated amounts for the Fund’s first full year of operations and assume [   ] Common Shares ([•]) are issued. The first annual expense table below shows the Fund’s expenses as a percentage of its net assets attributable to Common Shares, and the second annual expense table below shows the Fund’s expenses as a percentage of Fund total assets. The Fund’s actual expenses may vary from the estimated expenses shown in the table and, all other things being equal, will increase as a percentage of net assets attributable to Common Shares if the Fund issues less than [   ] Common Shares. See “Management of the Fund” on page [__].

Shareholder Transaction Expenses (as a percentage of offering price):

Sales Load	None
Shareholder Fee for Purchases and Sales	None[2]
Conversion to Associated ETF	None
Offering Expenses Borne by the Fund (as a percentage of offering price)[1]	[__]%
Dividend Reinvestment Plan Fees	None

Annual Expenses3 (as a percentage of net assets attributable to Common Shares):

Management Fee	[_._]%
Acquired Fund Fees and Expenses	[__]%
Other Expenses	[__]%
Total Annual Expenses Before Fee Waiver and/or Expense Reimbursement	[__]%
Dividends on Series A Preferred Shares	[__]%
Total Annual Expenses and Dividends on Series A Preferred Shares	[__]%
Fee Waiver and/or Expense Reimbursement[4]	[ ]%
Total Annual Expenses and Dividends on Series A Preferred Shares After Fee Waiver and/or Expense Reimbursement	[ ]%

Annual Expenses3 (as a percentage of Fund total assets):

Management Fee	[_._]%
Acquired Fund Fees and Expenses	[__]%
Other Expenses	[__]%
Total Annual Expenses Before Fee Waiver and/or Expense Reimbursement	[__]%
Dividends on Series A Preferred Shares	[__]%
Total Annual Expenses and Dividends on Series A Preferred Shares	[__]%
Fee Waiver and/or Expense Reimbursement[4]	[ ]%
Total Annual Expenses and Dividends on Series A Preferred Shares After Fee Waiver and/or Expense Reimbursement	[ ]%

1	The Adviser has agreed to pay from its own assets organizational expenses of the Fund and offering costs associated with the Fund Offering and Subscription Rights Offering, up to a total issuance of [•] and subject to an aggregate cap of $[ ] (the “ELA”). [Amounts paid pursuant to the ELA are not recoupable by the Adviser.]
2	The Adviser does not charge a fee on purchase or sale of the Common Shares, though brokerage fees may apply.
3	[The Fund’s Adviser will pay all other ordinary costs and expenses of the Fund’s operations, excluding the management fee itself, interest expenses, brokerage commissions and other expenses of acquisition and disposition of investments, dividends and interest payable to preferred shareholders, taxes, costs of proxy materials and holding shareholder meetings, litigation and indemnification expenses, and extraordinary expenses.]
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4	The Adviser has contractually agreed to reduce the management fee and/or reimburse the Fund in the amount of any acquired fund fees and expenses paid by the Fund, if any. [This agreement will remain in effect so long as the Adviser is the Fund’s investment adviser, can only be amended or terminated by agreement of the Board and the Adviser, and will terminate automatically in the event of termination of the Management Agreement between the Fund and the Adviser.]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund’s Common Shares. These amounts are based upon the annual operating expenses at the levels set forth in the table above.

	One Year	Three Years
You would pay the following expenses on a $1,000 investment, assuming 5% annual return.

The example above is intended to assist you in understanding the various costs and expenses an investor in the Fund’s Common Shares may bear directly or indirectly and should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown. Moreover, while the example assumes, as required by the applicable rules of the SEC, a 5% annual return, the Fund’s performance will vary and may result in a return greater or less than 5%.

For additional information with respect to the Fund’s expenses, see “Management of the Fund” on page [__].

THE FUND

The Fund is a newly organized, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Delaware statutory trust on August 28, 2026, pursuant to a Certificate of Trust, governed by the laws of the State of Delaware. The Fund has no operating history. The Fund’s principal office is located at [   ], and its telephone number is [  ].

USE OF PROCEEDS

Proceeds of the Fund Offering and Subscription Rights Offering

Both the Fund Offering and the Subscription Rights Offering require in-kind participation, and therefore there will be no cash proceeds. The Fund intends to manage the assets received in accordance with the Fund’s investment objectives and policies, and the Fund seeks to remain fully invested, consistent with its investment objective. Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised by the sale of securities received by the Fund from the offering, may be used to pay the Fund’s expenses including the management fee and distributions.

The Fund estimates the net proceeds of the Fund Offering to be approximately $[•] in securities. This figure assumes all Common Shares and Series A Preferred Shares (or Associated ETF shares) offered in the Fund Offering are sold and that the expenses related to the Fund Offering are paid by the Adviser.

The Fund estimates the net proceeds of the Subscription Rights Offering to be approximately $[•] in securities. This figure is based on an estimated Subscription Price of [__]% of $100, and assumes all Common Shares and Series A Preferred Shares (or Associated ETF shares) offered in the Subscription Rights Offering are sold and that the expenses related to the Subscription Rights Offering are paid by the Adviser.

The Fund will, subject to the ELA, pay the printing, legal, filing and other similar expenses of registering the Seed Shares on this Registration Statement, but the selling shareholders will bear all other expenses, including any brokerage fees, underwriting discounts and commissions, of any such resale.

Proceeds of the private placement to selling shareholders

The selling shareholders acquired the Common Shares and Series A Preferred Shares from the Fund in a private placement pursuant to the Private Placement Agreement. Under the terms of the Private Placement Agreement, [ ], [an affiliate/affiliates] of the Adviser, purchased from the Fund [X] Common Shares at $[XX] per Common Share and [X] Series A Preferred Shares at $[XX] per Series A Preferred Share for aggregate consideration of approximately $[XX]. The consideration paid for the Common Shares was equal to the initial NAV per Common Share of $[XX]. The consideration paid for the Series A Preferred Shares was equal to the liquidation preference of $100.00 per share. The net proceeds received by the Fund from the private placement were used to satisfy the net worth requirements of Section 14(a) of the 1940 Act and will be used to fund cash-in-lieu payments in the Fund Offering.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment objective is to seek to maximize returns for Common Shareholders over a full market cycle. The Fund intends to seek to achieve its investment objective by investing substantially all of its assets in [a portfolio of equity securities, which may include common stocks of large-capitalization companies and shares of other investment companies, including exchange-traded funds (ETFs)].

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The Fund utilizes capital structure leverage through the issuance of one or more series of preferred shares. The Fund seeks to remain fully invested, consistent with its investment objective. At the close of the Fund Offering, the Common Shares will have an aggregate NAV that is approximately equal to [XX, at least 50]% of the market value of securities tendered; and the Series A Preferred Shares will have an aggregate liquidation preference approximately equal to [YY, equal to 100 minus XX]% of the market value of the securities tendered.

The Fund pays regular quarterly dividends on Series A Preferred Shares payable on [DATES].

An investment in Common Shares, Preferred Shares, or Subscription Rights is not appropriate for all investors. There can be no assurance that the Fund’s investment objective will be achieved.

Equity Securities

The Fund may hold US-traded common stocks of large-capitalization companies. The Fund considers large-capitalization companies to be those with market capitalizations above roughly $[X] billion. Because the Fund focuses on common stocks of large-capitalization companies, it may not participate in the potentially higher returns available from investments in the securities of smaller or less seasoned companies.

Exchange-Traded Funds (“ETFs”)

The Fund’s assets may include ETF shares, all of which will be registered investment companies. Since such ETFs are registered investment companies (as defined in the 1940 Act), the limitations of Section 12(d)(1)(A) of the 1940 Act applicable to the Fund’s ability to purchase securities issued by other investment companies apply unless the Fund meets a statutory exemption, relies on an exemptive rule such as Rule 12d1-4, or obtains exemptive relief from the SEC.

Unlike shares of typical open-end management investment companies, ETF shares are designed to be traded throughout the trading day and bought and sold based on market price rather than net asset value. Shares can trade at either a premium or discount to net asset value. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of ETF shares tend to closely track the actual net asset value of its portfolio securities and ETFs will generally gain or lose value depending on the performance of the portfolio securities.

Gains or losses on the Fund’s investment in ETFs will ultimately depend on the purchase and sale price of ETF shares. An active trading market for ETF shares may not be maintained and trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, ETF shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The performance of ETFs will be reduced by transaction and other expenses, including fees paid by ETFs to service providers. An investment in an ETF such as those that may be held by the Fund involves risks similar to investing directly in the securities held by that ETF, including the risk that the value of those securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, will affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are yet available.

Self-Tender Offer Policy

The Fund has adopted a “Self-Tender Offer Policy” that is intended to provide a liquidity option for holders of the Fund’s Common and Preferred Shares. The Self-Tender Offer Policy calls for the Board to vote on whether to conduct a Self-Tender Offer (as defined below) when all of the Self-Tender Offer Conditions (defined below) are satisfied at the end of the quarterly Pricing Period. The Board may determine not to conduct or may delay a Self-Tender Offer if the Board determines it is in the best interest of the Fund. If the Board does not commence a Self-Tender Offer within 10 business days of the end of the Pricing Period when the Self-Tender Offer Conditions are satisfied, the Corporate Governance Provisions (as defined on page [   ]) will apply.

In a Self-Tender Offer, participants will have the right to submit:

1.	One Common Share (valued at NAV); plus
2.	Such number of Preferred Shares of each series then outstanding per each Common Share then outstanding (valued at liquidation preference, plus accumulated and unpaid dividends attributable to those shares).

For purposes of the Self-Tender Offer, items (1) and (2) above are together referred to as the “Tender Package”. In return for the Tender Package, participants will receive a pro rata portion of the Fund’s portfolio securities paid in-kind or, at the Board’s discretion, for tax or other reasons, cash or a combination of cash and in-kind securities (the “Tender Consideration”) (such offering, the “Self-Tender Offer”), amounting in total to [Z%] times the value of Common Shares and Preferred Shares validly tendered in the correct proportions. The Fund will accept all complete Tender Packages validly tendered and not withdrawn, subject to the closing conditions. The payment methodology for the Tender Consideration (i.e. securities in-kind, cash, or a combination) will be consistent across investors, and may include cash-in-lieu payments as required to avoid payment of fractional shares. Participants in the Self-Tender Offer who receive Tender Consideration paid in-kind should refer to publicly available information on file with the SEC regarding the issuers of any securities received.

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With respect to the number of Preferred Shares required to be delivered in one Tender Package, for example, if there were 1,000,000 Common Shares outstanding and 250,000 Series A Preferred Shares outstanding, one Tender Package would consist of 1 Common Share and 0.25 Series A Preferred Shares (calculated by dividing the number of outstanding Series A Preferred Shares by the number of outstanding Common Shares (i.e., 250,000 / 1,000,000)). To the extent there are other series of Preferred Shares outstanding at the time of a Self-Tender Offer, the Tender Package would also include the proportionate number of shares of any such other series of Preferred Shares then outstanding relative to the number of Common Shares then outstanding. For example, if the Fund also had 200,000 Series B Preferred Shares outstanding, the Tender Package required to be delivered by a participant would also include 0.2 (200,000 / 1,000,000) Series B Preferred Shares in addition to the 0.25 Series A Preferred Shares described above for each Common Share tendered.

Self-Tender Offer participants must tender only whole securities (Common Shares and Preferred Shares). If, for example, one Tender Package consisted of one Common Share, 0.25 Series A Preferred Shares and 0.2 Series B Preferred Shares, then, for example, nineteen (19) Tender Packages would consist of 19 Common Shares, 4.75 Series A Preferred Shares and 3.8 Series B Preferred Shares. A valid submission of nineteen (19) Tender Packages would consist of 19 Common Shares, 5 Series A Preferred Shares and 4 Series B Preferred Shares, with the Self-Tender Offer participant who submitted those shares being paid (in the Fund’s portfolio securities and/or cash, as described above) a value equal to [Z%] of: the NAV of 19 Common Shares, plus $500 (the liquidation preference of the Series A Preferred Shares submitted), plus any accumulated and unpaid dividends attributable to the 5 Series A Preferred Shares submitted, plus $400 (the liquidation preference of the Series B Preferred Shares submitted), plus any accumulated and unpaid dividends attributable to the 4 Series B Preferred Shares submitted.

“Self-Tender Offer Conditions” means:

1.	At the end of the Pricing Period (as defined below), the Asset Coverage Ratio of the Fund’s Preferred Shares is at least 200%. “Asset Coverage Ratio” means asset coverage with respect to the Fund’s Preferred Shares, calculated pursuant to Sections 18(b) and 18(h) of the 1940 Act.
2.	During the Pricing Period, the Combined Discount, measured as defined in the next paragraph at market close, averages more than [100% - Z%].

The Pricing Period is the 10 consecutive trading days of each quarter commencing [   ]

The “Combined Discount” is determined by the following calculation:

1.	Compute the aggregate market value of all Common Shares outstanding.
2.	Compute the aggregate market value of all Preferred Shares outstanding.
3.	Compute the aggregate NAV attributable to all Common Shares outstanding.
4.	Compute the aggregate liquidation preference of all Preferred Shares outstanding.
5.	Compute the aggregate accumulated and unpaid dividends on all Preferred Shares outstanding.
6.	Sum up the aggregate market values computed in (1) and (2). Divide by the sum of the intrinsic values computed in (3), (4) and (5).
7.	Take 1.0 minus (6).

For example, if (1) and (2) sum to $101, while (3), (4) and (5) sum to $100, then the combined discount is -0.01, which can be written as -1%. If instead (1) and (2) summed to $99, then the combined discount would be 0.01, which can be written as 1%. If the average value of the ten daily Combined Discounts from the pricing period exceeds [100% - Z%], the second of the Self-Tender Offer Conditions is met.

The Self-Tender Offer Policy calls for a Self-Tender Offer to commence within 10 business days of the end of the Pricing Period if the Self-Tender Offer Conditions are satisfied and the Board approves a Self-Tender Offer. A Self-Tender Offer will be open for 20 business days following commencement (a “Tender Offer Period”) and will expire at [4:00 p.m. New York City time] (“Tender Offer Time”) at the end of such period (a “Tender Offer Date”). During the Tender Offer Period, instructions to participate in the Self-Tender Offer at the Tender Offer Time may be submitted to the Tender Agent. The Self-Tender Offer will close only if the Asset Coverage Ratio of the Fund’s Preferred Shares is at least 200%, and would remain so after giving effect to the purchase of all securities tendered. The Fund will retire all tendered securities.

During a Tender Offer Period, securities submitted for tender may be validly withdrawn prior to the Tender Offer Time on a Tender Offer Date, provided that the notice of withdrawal must be timely received by the Tender Agent.

If, as a result of one or more Self-Tender Offers or otherwise, the number of publicly held Common Shares or of any series of Preferred Shares, or the market value of those publicly held shares, falls below the applicable continued listing standard of [EXCHANGE], the Fund will not conduct any further Self-Tender Offer and the Board will promptly, and in any event within [___] days, adopt a plan of liquidation and dissolution of the Fund. Under that plan, the Fund will distribute its net assets to shareholders at full value, with each Preferred Share receiving its liquidation preference plus accumulated and unpaid dividends

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and each Common Share receiving its pro rata share of the remaining net assets, determined on the same basis as Common NAV, in accordance with the Fund’s governing documents and the 1940 Act.

There is no guarantee that the conditions for either commencing or closing a Self-Tender Offer will be satisfied with respect to any quarter or at all. Shareholders should therefore consider the exchange on which the securities are traded to be the only source of liquidity for such securities. See “Risk Factors and Special Considerations—Special Risks to Investors who Wish to Participate in the Self-Tender Offer” on page [ ].

Additionally, beginning with the fourth quarterly Pricing Period following the closing of the Fund Offering, and continuing until at least one Self-Tender Offer has closed, Self-Tender Offer Condition #2 will be waived. Self-Tender Offer Condition #1 and the Asset Coverage Ratio condition applicable to the closing of a Self-Tender Offer will continue to apply.

The Adviser will pay from its own assets all expenses of conducting and settling each Self-Tender Offer, without reimbursement or recoupment from the Fund.

Subscription Rights Policy

If the Fund wishes to issue additional future subscription rights entitling holders to purchase Common Shares and Preferred Shares together, it must do so after the conclusion of the Subscription Rights Offering, and it must require holders to purchase Common Shares and Preferred Shares in proportion: each package offered must consist of one Common Share and, for each series of Preferred Shares, the number of shares of that series outstanding per Common Share outstanding at the time of the offering (with reasonable adjustments to avoid the issuance of fractional shares). Fund shares may not be accepted as payment for this or any offer other than the Self-Tender Offer.

RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Fund’s Common Shares, Preferred Shares and/or Subscription Rights should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of an investment in the Fund’s Common Shares could decline substantially and cause you to lose some or all of your investment. Before investing in any of the securities issued by the Fund, you should consider carefully the following principal risks of investing in the Fund.

No Operating History

The Fund is a newly organized closed-end management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. Prior to the Fund Offering, there will be no public market for Common Shares, Series A Preferred Shares or Subscription Rights.

Leverage Risk

The Fund utilizes capital structure leverage through the issuance of one or more series of Preferred Shares but will not borrow for investment purposes or issue senior securities that represent indebtedness. The structural leverage provided by the Preferred Shares creates more volatility for both the NAV and the market value of the Common Shares. To the extent the Fund Offering is completed, the amount of leverage is expected to represent approximately [YY]% of the Fund’s total assets immediately after the Fund Offering is completed.

The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies including, but not limited to, changes in interest rates. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. The Fund cannot assure you that the issuance of the Preferred Shares will result in a higher yield or return to the holders of Common Shares. There can be no assurance that any future issuance of Preferred Shares will be successful.

Any decline in the value of the Fund’s investments will be borne disproportionately by the holders of Common Shares. In addition, the Fund would pay (and the holders of Common Shares will bear) all costs and expenses relating to the issuance (other than the costs and expenses related to the Fund Offering and the Subscription Rights Offering which will be paid by [ADVISER NAME], the Fund’s investment adviser, subject to the ELA) and ongoing maintenance of the Preferred Shares, including the management fees on the incremental assets attributable to such shares.

Also, as the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions to holders of Common Shares. The Fund does not intend to make any distributions beyond the preferred dividend obligations, but may do so in the event that such distributions are required to maintain the Fund’s RIC status. See “Material U.S. Federal Income Tax Considerations” on page [__].

Special Risks to Holders of Preferred Shares

In the event any additional series of Preferred Shares are issued, prior application will have been made to list such shares on a national exchange, which is expected to be the [   ]. Preferred Shares may trade at a premium to or discount from their liquidation preference for various reasons, including changes in interest rates. There can be no assurance that Preferred Shares will trade at a price at or above their liquidation preference and could trade at a discount to their liquidation preference. For instance, the Preferred Shares could trade at a discount to their liquidation preference if the Fund’s NAV declines significantly. There are additional special risks and considerations applicable to Holders of Preferred Shares, including:

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•	Dividend Risk. Dividends on the Preferred Shares will be payable only when, as and if declared by the Fund's Board out of funds legally available for that purpose. There can be no assurance that the Fund will have legally available funds, or sufficient income from its investments, to pay dividends on the Preferred Shares in all circumstances.
•	Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the liquidation preference per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund. Such liquidation preference is no guarantee of payment if there are insufficient assets for distribution.
•	Liquidity. Preferred Shares may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.
•	Subordination Risk. The Preferred Shares are equity, not a debt obligation of the Fund, and are not entitled to the protections afforded to creditors. Although the Preferred Shares will rank senior to the Common Shares and on parity with any other outstanding or future series of the Fund's preferred shares with respect to dividends and liquidation preference, they will be junior in right of payment to all liabilities of the Fund. The Fund will not borrow for investment purposes or issue senior securities representing indebtedness; accordingly, the Fund's obligations ranking ahead of the Preferred Shares are expected to consist of ordinary-course liabilities — such as accrued fees and expenses, amounts payable in respect of portfolio transactions, repurchases and cash-in-lieu payments, taxes, and indemnification and litigation obligations — together with any temporary borrowings of the kind excluded from the definition of "senior security" by Section 18(g) of the 1940 Act (borrowings not exceeding 5% of the Fund's total assets at the time made and repayable within 60 days without extension or renewal). All such liabilities and temporary borrowings must be satisfied before any assets are distributed to holders of Preferred Shares in a liquidation, and amounts applied to them will reduce the assets available to pay the liquidation preference of, and accumulated and unpaid dividends on, the Preferred Shares.

Special Risks to Investors who Wish to Participate in the Self-Tender Offer

There is a risk that a Self-Tender Offer may not be undertaken within ten business days of the scheduled Pricing Period due to any combination of the following circumstances: the Fund’s failure to satisfy the Self-Tender Offer Conditions, the Board’s determination not to conduct a Self-Tender Offer for any reason such as market conditions or if, due to any other factors, the Board determines it is not in the best interest of the Fund, a delay due to an ongoing offering of Fund shares, or because any other applicable condition for the Tender Offer is not met. See “Self-Tender Offer Policy” on page [__].

Special Risks to Subscription Right Holders and Exercisers

There is a risk that the Subscription Rights Offering is not completed, or changes in market conditions may result in the Common Shares or Preferred Shares purchasable upon exercise of the Subscription Rights being less attractive to investors at the conclusion of the subscription period. Additionally, the expiration of the Subscription Rights Offering may be delayed. This may reduce or eliminate the value of the Subscription Rights. Investors who receive Subscription Rights may find that there is no market to sell any Subscription Rights they do not wish to exercise.

Dilution Risk of Non-Participation in the Subscription Rights Offering to Holders of Common Shares

Common shareholders who do not exercise a corresponding number of Subscription Rights in the Subscription Rights Offering may experience economic dilution of NAV and may, at the completion of the offering, own a smaller proportional interest in the Fund than if they exercised all of their Subscription Rights.

Dilution Risk of Non-Participation in Other Subscription Rights Offerings to Holders of Common Shares

The Fund may engage in other subscription rights offerings to issue new Common Shares and/or new Preferred Shares. It is anticipated that such offerings would be conducted by issuing Subscription Rights to existing holders of Common Shares. Common shareholders who do not exercise all of their Subscription Rights to participate in such offerings may experience economic dilution of NAV and may, at the completion of such offerings, own a smaller proportional interest in the Fund than if they exercised all of their Subscription Rights. Common shareholders who do not exercise or sell all of their subscription rights may experience significant economic dilution.

Market Discount Risk

Common shares of closed-end funds often trade at a discount to NAV. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

The Fund cannot predict whether the Fund’s Common Shares will trade at, below or above NAV. The risk of holding shares of a closed-end fund that might trade at a discount is more pronounced for shareholders who wish to sell their shares in a relatively short period of time after acquiring them, because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s Common Shares are not subject to redemption. Shareholders desiring liquidity may, subject to applicable securities laws, trade their shares in the Fund on the [   ] on which such shares may trade at the then-current market value, which may differ from the then current NAV. Because the Fund issues preferred shares, a form of capital structure leverage, the Fund’s investment, market discount and certain other risks will be magnified.

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Significant Shareholders Risk

To the extent any shareholder, such as the selling shareholders or other affiliates of the Adviser, individually or acting together with other shareholders, controls a significant number of voting shares (as defined in the 1940 Act) or any class of voting shares, they may have the ability to control the outcome of matters submitted to shareholders for approval, including the election of trustees and any merger, consolidation or sale of all or substantially all of the Fund’s assets, and may cause actions to be taken that other shareholders may not agree with or that are not in the interests of other shareholders.

This concentration of beneficial ownership also might harm the market price of shares by:

●	delaying, deferring or preventing a change in corporate control;

●	impeding a merger, consolidation, takeover or other business combination involving the Fund; or

●	discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of the Fund.

Market Risk

Investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund, and any underlying ETFs that the Fund might hold, are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on an underlying ETF, the Fund, and their investments. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Capitalization Securities Risk

The Fund may invest in equity securities of large-capitalization companies. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

ETF Risks

The Fund may invest in exchange-traded funds or “ETFs”. In addition to Large-Capitalization Securities Risk and Market Risk, such ETFs, and indirectly the Fund, are also subject to the following risks:

•	Secondary Market Trading Risk. Although it is expected that the market price of ETF shares will approximate an ETF’s NAV per share, there may be times when the market price in the secondary market and the NAV vary significantly. ETFs face numerous secondary market trading risks, including the potential lack of an active market for shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to an ETF’s shares trading at a premium or discount to NAV.

•	Authorized Participant Concentration Risk. Only certain large institutions (“Authorized Participants”) may engage in creation or redemption transactions directly with an ETF. An ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with an ETF and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with an ETF, ETF shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Legal, Regulatory and Policy Risks

Legal and regulatory changes could occur that may adversely affect the Fund, its investments and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the SEC, the Internal Revenue Service (“IRS”), or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Governments, their regulatory agencies, and self-regulatory organizations may take actions, sometimes with little or no notice, that affect the regulation of the Fund’s investments or the issuers of securities in which the Fund invests. These actions can negatively impact the ability of the Fund to implement its strategy.

Concentration Risk

To the extent that the Fund’s investments, or the investments of any ETF it holds, are concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

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Cyber Security Risk

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund and its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Delisting Risk

The Fund is subject to the risk that its net assets may decline to a level that no longer meets the continued listing requirements of the Exchange. Such a decline may result from, among other things, participation by any investors in a Self-Tender Offer. When holders participate in a Self-Tender Offer, the Fund is obligated to deliver shares it holds to such holders in exchange for their Tender Package, thereby reducing the Fund’s assets. If there is significant participation in Self-Tender Offers at each quarterly opportunity the conditions are met, the Fund’s net assets and outstanding securities may decline rapidly.

If such a decline is sufficiently severe, the Fund’s Common Shares and/or Preferred Shares may be delisted from the Exchange, which could significantly reduce the liquidity of Common Shares and/or Preferred Shares and adversely affect their market price. Delisting may also make it more difficult for holders to sell their Common Shares and/or Preferred Shares. There can be no assurance that the Fund will maintain sufficient asset levels to avoid delisting.

Anti-Takeover Provisions

Delaware law, the Declaration of Trust, and the bylaws of the Fund, as amended from time to time (the “Bylaws” and together with the Declaration of Trust, the “Governing Documents”), include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. In addition, the Delaware Statutory Trust Act (“DSTA”) includes a control share acquisition provision that provides that a shareholder of a Delaware statutory trust, including the Fund, who acquires “control shares” in a “control share acquisition” has no voting rights with respect to those shares on any matters relating to voting, except to the extent approved by the Fund’s other shareholders at a shareholder meeting by the vote of two-thirds of all the votes entitled to be cast (excluding interested shareholders).

Taxation

The Fund intends to qualify for federal income tax purposes as a regulated investment company. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the Common Shares if the Fund fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements.

Selling Shareholder Risk

Sales of Common Shares, Series A Preferred Shares and Subscription Rights by the selling shareholders, or the perception that such sales may occur, could adversely affect the prevailing market prices of Common Shares, Series A Preferred Shares and Subscription Rights. Resales may adversely affect the market price and trading of the Fund's securities and the Fund's ability to raise additional capital.

The selling shareholders will not sell Common Seed Shares or Preferred Seed Shares until [X] days following the closing of the Subscription Rights Offering. They will not sell their Subscription Rights until [X] days after the number of Rights required per Subscription Rights Package has been finalized. In both cases, there can be no assurance that the selling shareholders will not sell all or a substantial portion of their Common Seed Shares, Preferred Seed Shares, or Subscription Rights in a short period of time following the date on which they are permitted to do so.

Any proceeds from the sale of Seed Shares by the selling shareholders will be received entirely by the selling shareholders and not by the Fund. Accordingly, the Fund will not benefit from any such sales or be able to use the proceeds therefrom to fund its operations or investments.

The Adviser's affiliation with [certain of/each of] the selling shareholders may create conflicts of interest in connection with the management of the Fund's assets and the offering and sale of the Fund's securities, and such selling shareholders may have an incentive to vote any Seed Shares in a manner that takes into account the relationship with the Adviser.

LEVERAGE

The Fund utilizes capital structure leverage through the issuance of one or more series of preferred shares. The Fund will not borrow for investment purposes or issue senior securities that represent indebtedness. It is anticipated that immediately after the Fund Offering the amount of leverage of the Fund will represent approximately [YY]% of the Fund’s total assets. The Series A Preferred Shares and any other preferred shares issued will be pari passu and have the same seniority with respect to distributions and liquidation preference. Preferred Shares have seniority over Common Shares with respect to distributions and upon liquidation of the Fund.

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If the Fund’s NAV increases over time, the Fund plans to periodically issue additional Preferred Shares through a transferable subscription rights offering to Common Shareholders targeting, as closely as practicable, a ratio of [XX/YY] of NAV to aggregate liquidation preference of Preferred Shares (plus accumulated and unpaid dividends). It is anticipated that such an offering will permit a rights holder to exchange cash (or [publicly traded securities] at the Board’s discretion) for newly issued Preferred Shares. No such offering may be declared while the Subscription Rights issued in the Fund Offering are still outstanding, and no such offering may be scheduled to be outstanding during the Pricing Period or at expiry of a Self-Tender Offer. The Fund will only issue Preferred Shares without accompanying Common Shares as part of such an offering. It is anticipated that the Subscription Rights will be listed on the [national exchange]. The use of leverage, if employed, can create risks. When leverage is employed, the NAV and market price of the Fund’s Common Shares and the yield to holders of Common Shares will be more volatile than if leverage were not used. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne disproportionately by the holders of Common Shares. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the NAV per Common Share to a greater extent than if the Fund did not utilize leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of the Common Shares and the Preferred Shares. The fee paid to the Adviser for advisory services will be higher than if the Fund did not use leverage, because the fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes the proceeds from leverage (here, the liquidation preference of the Preferred Shares and accumulated and unpaid dividends on those Preferred Shares). Any leveraging strategy the Fund employs may not be successful.

Under the 1940 Act, the Fund is not permitted to issue or sell Preferred Shares unless, immediately after such issuance or sale, the Asset Coverage Ratio is at least 200%. The 1940 Act also prohibits the Fund from declaring dividends or other distributions on its Common Shares, other than dividends payable in Common Shares, or purchasing its Common Shares, including through tender offers, unless the Asset Coverage Ratio of the Fund’s Preferred Shares is at least 200% at the time of the declaration or purchase, after deducting the amount of the proposed dividend, distribution or purchase price, as applicable. Under the 1940 Act, certain short-term borrowings (such as for cash management purposes) are permitted and not subject to asset coverage limitations if (i) repaid within 60 days, (ii) not extended or renewed and (iii) not in excess of 5% of the total assets of the Fund.

Preferred Shares

The Fund will use structural leverage by issuing one or more series of Preferred Shares. Currently, the Fund intends to issue Series A Preferred Shares in the Fund Offering and the subsequent Rights Offering. Series A Preferred Shares are [X]% Cumulative Preferred Shares with a Liquidation Preference of $100.00 per Share. As described above, the issuance of Preferred Shares is subject to the 200% Asset Coverage Ratio requirement. Any newly-issued series of Preferred Shares will have a liquidation preference of $100 per share and will be pari passu to the Series A Preferred Shares and any other then outstanding series of Preferred Shares.

In addition, the Fund would not be permitted to declare any cash dividend or other distribution on its Common Shares, other than dividends payable in Common Shares, unless the Asset Coverage Ratio of the Fund’s Preferred Shares, determined at the time of such declaration after deducting the amount of the proposed dividend or distribution, would be at least 200%.

Prohibitions on dividends and other distributions on the Common Shares could impair the Fund’s ability to qualify as a RIC under the Code. If the Fund has Preferred Shares outstanding, the 1940 Act requires that two of the trustees be elected by the holders of preferred shares voting separately as a class. The remaining trustees will be elected by holders of Common Shares and Preferred Shares voting together as a single class. The Fund has adopted a policy that, during any period in which dividends on Preferred Shares shall remain unpaid for [X] quarters and in an amount equal to at least [X] full quarters’ dividends on such securities, the Preferred Takeover Provisions will take effect, and remain active for the whole such period. See “Certain Provisions in The Declaration of Trust and Bylaws” on page [__].

Impact on Common Shares

Assuming that leverage will (1) be equal in amount to approximately [YY]% of the Fund’s total assets, and (2) involve dividend payments at a projected annual average leverage dividend rate of [X]%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately [__]% of the Fund’s total net assets in order to cover such dividend payments. These numbers are merely estimates, used for illustration. Actual dividend rates or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above. The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Shares’ total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors and Special Considerations” on page [__]. The table further reflects leverage representing [YY]% of the Fund’s total assets, and the Fund’s current projected dividend rate of [X]%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Shares’ Total Return	[____]%	[____]%	[____]%	[____]%	[____]%

Common Shares’ total return is composed of two elements — the Common Share distributions paid by the Fund (the amount of which is largely determined by the taxable income of the Fund (including realized gains or losses) after paying dividends on any preferred shares) and unrealized gains or losses on the value of the securities the Fund owns. For example, to assume a total return of 0% the Fund must assume that the income it receives on its investments is entirely offset by expenses and losses in the value of those investments.

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DESCRIPTION OF THE FUND OFFERING

Terms of the Fund Offering.

The Fund Offering will be conducted as an exchange offer (the “Fund Offering”). Upon the terms and subject to the conditions of the Fund Offering (including, if the Fund Offering is extended or amended, the terms and conditions of such extension or amendment and subject to the fractional share adjustment mechanism described below) as described in this Prospectus and the related Letter of Transmittal to be filed with the Securities and Exchange Commission, the Fund will exchange up to $[•] of [publicly traded securities] validly tendered prior to the Expiration Time and not validly withdrawn as permitted under “Withdrawal Rights” on page [__] so that a participant will receive for each $100.00 in [publicly traded securities] validly tendered and delivered in the Fund Offering, either of the following packages of securities (an “Offer Package”): either one Common Share (NAV $[XX]), 0.[YY] Series A Preferred Shares (liquidation preference $100) (subject to adjustment in order to avoid the issuance of fractional shares), and one Subscription Right; OR one Associated ETF share (representing ownership of approximately one Common Share and 0.[YY] Series A Preferred Shares) and one Subscription Right. Fund Offering Participants must exchange at least $[minimum quantity] of [publicly traded securities] to participate in the Fund Offering.

YOU MAY WITHDRAW TENDERS OF [PUBLICLY TRADED SECURITIES] AT ANY TIME PRIOR TO THE EXPIRATION TIME OF THE FUND OFFERING.

Associated ETF is a newly organized exchange-traded fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is offered through a separate prospectus. Holders of [publicly traded securities] may only tender [publicly traded securities] for the packages of securities offered in the Fund Offering, and may not exchange [publicly traded securities] for Common Shares, Series A Preferred Shares, Subscription Rights or Associated ETF Shares, individually or in any other combination other than as provided in this Prospectus. Please refer to the Letter of Transmittal, and the current Associated ETF Prospectus for additional information.

The selection of the Associated ETF by a participant results in two steps. First, the participant opts to receive shares of the Associated ETF and delivers [publicly traded securities] to the Fund in exchange for one Common Share of the Fund, 0.[YY] Series A Preferred Shares of the Fund, and one Subscription Right. Then [the Exchange Agent], on behalf of the participant, automatically delivers the Common Share and 0.[YY] Series A Preferred Shares to Associated ETF in exchange for one Associated ETF share, which is then delivered to the participant. By opting to receive shares of the Associated ETF, a Fund Offering participant is authorizing [the Exchange Agent] to complete that step on that participant’s behalf. At the close of the Fund Offering, a participant who opts to receive the Associated ETF will own one Associated ETF share and one Subscription Right.

Fund Offering Mechanics and Cash-In-Lieu

In exchange for [publicly traded securities in a specified ratio] delivered and accepted in the Fund Offering, the Fund will issue a combination of Common Shares, Preferred Shares, and Subscription Rights. The Fund’s objective is to exchange each $100.00 of [publicly traded securities] (calculated using the applicable Closing Price of such [publicly traded securities] at the Expiration Time) delivered in the Fund Offering for target consideration consisting of $XX.00 in NAV of Common Shares (one share) and $YY.00 in liquidation preference of Series A Preferred Shares (0.YY shares). However, because the Fund will not issue fractional shares, the actual issuance and distribution of securities will be administered in accordance with the whole-share conversion mechanics described below.

The number of securities issued to each Fund Offering Participant will be determined based on the total aggregate value of their validly tendered and accepted [publicly traded securities], calculated using the applicable Closing Price of such [publicly traded securities] at the Expiration Time (the “Tendered Value”). Fractional securities will not be accepted in the Fund Offering.

Subject to the rounding and fractional share mechanics described below, a Fund Offering Participant who opts to receive Common Shares, Preferred Shares and Subscription Rights will receive one Common Share for every $100 of Tendered Value; and one Series A Preferred Share ($100.00 in liquidation preference) for every $[100 ÷ 0.YY] of Tendered Value. For every Common Share received, Fund Offering Participants will also receive one Subscription Right. A Fund Offering Participant who opts to receive an Associated ETF share will receive one Associated ETF share for every $100 of Tendered Value. For every Associated ETF share received, Fund Offering Participants will also receive one Subscription Right.

If, at the Expiration Time of the Fund Offering, the Fund Offering is oversubscribed such that the aggregate value of [publicly traded securities] validly tendered and not properly withdrawn exceeds [•], the Fund will accept on a pro rata basis, in proportion to the value of [publicly traded securities] tendered, [publicly traded securities] validly tendered and not properly withdrawn, subject to the fractional share adjustment mechanism as described herein.

The Fund will not issue fractional shares in connection with the Fund Offering. The number of Common Shares and the number of Preferred Shares to be issued to each Offering Participant will be calculated independently and, in each case, rounded down to the nearest whole share. Any remaining Tendered Value that cannot be converted into whole shares will be distributed to the Fund Offering Participant in cash (“Cash-in-Lieu”) or, if not all shares can be accepted due to oversubscription of the Fund Offering, whole shares of [publicly traded securities] where possible.

The Fund will only accept [publicly traded securities] as consideration for the Fund Offering and will not accept cash.

The term “Expiration Time” means 5:00 p.m., New York City time, on ____________, 2026 (the “Expiration Date”), unless the Fund extends the period during which the Fund Offering is open, in which event the term “Expiration Time” and “Expiration Date” means the latest time and date at which the Fund Offering, as so extended, expires. The value of each of the [publicly traded securities] delivered for exchange in the Fund Offering will be deemed to be the last quoted sale price of such [publicly traded securities] on the [   ] on the day the Expiration Time of the Fund Offering occurs.

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The Fund Offering is conditioned upon, among other things, the occurrence of the following events: (i) the minimum condition that the aggregate [publicly traded securities] validly tendered (and not properly withdrawn) by Fund Offering Participants have an aggregate purchase price of at least [•] (the “Minimum Condition”); and (ii) each of the Certain Conditions of the Fund Offering (defined in “Certain Conditions of the Fund Offering” on page [__]) having been satisfied or waived. If any such condition is not satisfied as of the Expiration Time, the Fund may (i) terminate the Fund Offering and return all tendered [publicly traded securities] to participants, (ii) extend the Fund Offering and, subject to withdrawal rights as set forth in “Withdrawal Rights” on page [__], retain all such [publicly traded securities] until the expiration of the Fund Offering as so extended, (iii) waive such condition and, subject to any requirement to extend the period of time during which the Fund Offering is open, exchange all [publicly traded securities] validly tendered prior to the Expiration Time and not validly withdrawn or (iv) delay acceptance to exchange [publicly traded securities], subject to applicable law, until satisfaction or waiver of the conditions to the Fund Offering.

Except as set forth above, and subject to the applicable rules and regulations of the SEC, the Fund expressly reserves the right to waive any condition to the Fund Offering, and/or modify the other terms and conditions of the Fund Offering. Subject to compliance with the Exchange Act and applicable orders thereunder, the Fund may extend the Fund Offering, including for any period required by any applicable rule, regulation or interpretation of the SEC or its staff. Any extension, delay, termination or amendment of the Fund Offering will be followed as promptly as practicable by public announcement thereof, and such announcement in the case of an extension will be made no later than 9:00 a.m. Eastern Time on the next business day after the date on which the Fund Offering is scheduled to expire. Without limiting the manner in which the Fund may choose to make any public announcement, the Fund currently intends to make announcements regarding the Fund Offering by issuing press releases and making any appropriate filings with the SEC.

If the Fund makes a material change in the terms of the Fund Offering or the information concerning the Fund Offering or if the Fund waives a material condition of the Fund Offering, the Fund will supplement this Prospectus, and the Letter of Transmittal and extend the Fund Offering if and to the extent required by the Exchange Act or the rules thereunder. The minimum period during which an offer must remain open following material changes in the terms of the Fund Offering or information concerning the Fund Offering, other than a change in price or a change in the number of securities sought, will depend upon the facts and circumstances, including the relative materiality of the terms or information changes. In the SEC’s view, an offer should remain open for a minimum of five business days from the date the material change is first published, sent or given to holders of the applicable [publicly traded securities], and with respect to a change in price or a change in percentage of securities sought, a minimum ten business day period generally is required to allow for adequate dissemination to recipients and investor response.

If, on or before the Expiration Time, the Fund changes the exchange consideration for [publicly traded securities] accepted for exchange in the Fund Offering, such change in consideration will be paid to all holders of the applicable [publicly traded securities] whose shares of the applicable [publicly traded securities] are exchanged in the Fund Offering, whether or not such [publicly traded securities] shares were tendered before the announcement of the increase in consideration.

The Fund expressly reserves the right, in its sole discretion, subject to the applicable rules and regulations of the SEC, not to accept for exchange any [publicly traded securities] validly tendered if, at the Expiration Time, any of the conditions to the Fund Offering have not been satisfied or waived, including those set forth in “Certain Conditions of the Fund Offering” on page [__].

Acceptance of [Publicly Traded Securities] for Exchange.

[To be updated by amendment.] [Subject to the satisfaction or waiver of all the conditions to the Fund Offering set forth in “Certain Conditions of the Fund Offering” on page [__], as discussed in “Terms of the Fund Offering” on page [__], the Fund will accept for exchange all [publicly traded securities] validly tendered and not validly withdrawn pursuant to the Fund Offering prior to the Expiration Time.

In all cases, the Fund will exchange [publicly traded securities] accepted for exchange pursuant to the Fund Offering only after timely receipt by the Exchange Agent of the confirmation of a book-entry transfer of such [publicly traded securities] (a “Book-Entry Confirmation”) into the Exchange Agent’s account at DTC pursuant to the procedures set forth in “Procedures for Accepting the Fund Offering and Tendering [publicly traded securities]” on page [__].

For purposes of the Fund Offering, the Fund will be deemed to have accepted for exchange the applicable [publicly traded securities] validly tendered and not validly withdrawn as, if and when an officer of the Fund gives oral or written notice to the Exchange Agent of the Fund’s acceptance for exchange of such [publicly traded securities] pursuant to the Fund Offering. Upon the terms and subject to the conditions of this Fund Offering, [publicly traded securities] accepted for exchange pursuant to the Fund Offering will be exchanged by the delivery of an Offer Package comprised of Fund securities with an initial NAV plus liquidation preference equal to the deemed value of [publicly traded securities] tendered for exchange in the Fund Offering to the Exchange Agent, which will act as agent for tendering holders of [publicly traded securities] for the purpose of receiving the offered shares (one Common Share, 0.YY Series A Preferred Shares and one Subscription Right) of the Fund and causing such shares to be delivered to DTC for allocation to tendering holders of [publicly traded securities] whose [publicly traded securities] have been accepted for exchange. Tendering holders may choose to receive an Offer Package comprised of shares of Associated ETF and Subscription Rights, in lieu of receiving Common Shares, Preferred Shares and Subscription Rights.

Under no circumstances will the Fund pay interest on the exchanged [publicly traded securities] by reason of any extension of the Fund Offering or any delay in making such exchange.

If any tendered [publicly traded securities] are not accepted for exchange for any reason pursuant to the terms and conditions of the Fund Offering, such [publicly traded securities] will be returned to the accounts at DTC from which they were tendered as promptly as practicable following the expiration or termination of the Fund Offering.]

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Procedures for Accepting the Fund Offering and Tendering [Publicly Traded Securities].

Proper Tender of [Publicly Traded Securities].

[To be updated by amendment.] Holders of [publicly traded securities] that are registered in the name of a nominee holder, such as a broker, dealer, commercial bank, trust company or other nominee (“Nominee Holder”) should contact such firm if they desire to tender [publicly traded securities].

[Publicly traded securities] tendered in the Fund Offering must be delivered in book-entry form through DTC. Physical securities certificates will not be accepted. A holder must satisfy either of the following alternatives:

1.	By the Expiration Time, both :
a.	A properly completed and duly executed Letter of Transmittal (or facsimile thereof), together with any required signature guarantees and other documents required by the Letter of Transmittal, or an Agent’s Message as described under “Book-Entry Delivery Procedure,” must be received by the Depositary at the address specified in the Letter of Transmittal; and
b.	A Book-Entry Confirmation of delivery of the tendered [publicly traded securities] to the Depositary must be received in accordance with “Book-Entry Delivery Procedure” on page [__];

or

2.	The tendering holder must comply with the Guaranteed Delivery Procedure set forth under “Guaranteed Delivery Procedure” on page [__].

Persons signing the Letter of Transmittal in a fiduciary or representative capacity must identify that capacity when signing and provide evidence satisfactory to the Fund of their authority to act, as required by the Letter of Transmittal.

Letters of Transmittal and other required tender instructions should be delivered to the Depositary as specified in the Letter of Transmittal.

Section 14(e) of the Exchange Act and Rule 14e-4 require a person acting alone or in concert with others and tendering for its own account in a partial tender offer to have, both at the time of tender and at acceptance for payment, a net long position at least equal to the amount tendered. That position may consist of the tendered securities, to be delivered within the period specified in the offer, or equivalent securities from which the required securities will be acquired by conversion, exchange or exercise upon acceptance and delivered on or before termination of the offer. Similar restrictions apply to tenders or guarantees of tenders on behalf of another person.

The acceptance of [publicly traded securities] by the Fund for exchange/consideration will constitute a binding agreement between the tendering holder of [publicly traded securities] and the Fund upon the terms and subject to the conditions of the Fund Offering, including the tendering [publicly traded securities] Holder’s representation that (i) such holder of [publicly traded securities] has a net long position in the [publicly traded securities] being tendered within the meaning of Rule 14e-4 promulgated under the Exchange Act and (ii) the tender of such [publicly traded securities] complies with Rule 14e-4.

By submitting the Letter of Transmittal, a tendering holder, subject to and effective upon acceptance for payment, sells, assigns and transfers to or upon the order of the Fund all right, title and interest in the tendered [publicly traded securities] and all dividends, distributions, other shares, securities or rights declared or issuable in respect of them after the Expiration Time (collectively, the “Tendered Property”). Effective upon such acceptance, the holder irrevocably appoints the Depositary as its agent and attorney-in-fact with full power of substitution, such authority being an irrevocable power coupled with an interest, to (a) transfer ownership of the Tendered Property, together with the accompanying evidence of transfer and authenticity, to or upon the order of the Fund upon receipt by the Depositary of the exchange consideration; (b) present the Tendered Property for transfer on the books of the applicable issuer; and (c) receive its benefits and exercise its beneficial ownership rights, in each case in accordance with the Fund Offering. Upon acceptance for payment, all prior powers of attorney concerning the Tendered Property are revoked without further action, and any subsequent powers of attorney concerning it will be null and void.

By submitting a Letter of Transmittal, a tendering holder represents and warrants that: (a) it has full power and authority to tender, sell, assign and transfer the Tendered Property; (b) when and to the extent the Fund accepts the [publicly traded securities] for purchase, the Fund will acquire good, marketable and unencumbered title, free and clear of liens, restrictions, charges, proxies, encumbrances or other obligations relating to sale or transfer, and not subject to any adverse claim; (c) on request, it will execute and deliver additional documents deemed by the Depositary or the Fund to be necessary or desirable to complete the sale, assignment and transfer; and (d) it has read and agreed to all terms of the Fund Offering, including this Prospectus and the Letter of Transmittal.]

Signature Guarantees and Method of Delivery.

[To be updated by amendment.] [Any signature guarantee required by the Letter of Transmittal must be provided by an eligible guarantor acceptable to the Depositary (an “Eligible Guarantor”). An Eligible Guarantor includes a bank, broker, dealer, credit union, savings association or other entity that is a member in good standing of the Securities Transfer Agents Medallion Program (“STAMP”), or an “Eligible Guarantor Institution” as defined in Rule 17Ad-15 under the Exchange Act. Holders should contact the Depositary to determine whether a particular institution qualifies. If [publicly traded securities] are tendered for the account of an Eligible Guarantor, signatures on the Letter of Transmittal need not be guaranteed. Evidence of representative signing authority must be provided as described under “Proper Tender of [Publicly Traded Securities].”]

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Delivery of the required documents and book-entry securities is at the election and risk of the tendering holder. Holders should allow sufficient time for the Depositary to receive the documents by the applicable deadlines.

Book-Entry Delivery Procedure.

[To be updated by amendment.] [The Depositary will establish DTC accounts for receipt of the tendered [publicly traded securities] by [____]. A financial institution participating in DTC must cause the securities to be transferred to the Depositary’s account in accordance with DTC procedures and cause the Book-Entry Confirmation to be received by the Depositary. DTC may charge the institution’s account for this service. The required Letter of Transmittal (or manually signed facsimile), with any required signature guarantee and supporting documents, or the permitted Agent’s Message must also reach the Depositary before the Expiration Time, except as provided under “Guaranteed Delivery Procedure.” Account and delivery instructions will be set forth in the Letter of Transmittal.

An “Agent’s Message” is a message transmitted by DTC to the Depositary as part of a timely Book-Entry Confirmation stating that the DTC participant tendering the securities has expressly acknowledged receipt of, and agreement to be bound by, the Letter of Transmittal and that the Fund may enforce that agreement against the participant.]

Delivery of documents to DTC does not constitute the Depositary’s receipt of such documents.

Guaranteed Delivery Procedure.

[To be updated by amendment.] [If book-entry delivery of the [publicly traded securities] cannot be completed, or the Letter of Transmittal and other required documents cannot reach the Depositary, before the Expiration Time, a holder may properly tender securities if the following three conditions are met:

1.	You make such tenders by or through an Eligible Guarantor;
2.	The Depositary receives, prior to the Expiration Time, a properly completed and duly executed notice of guaranteed delivery substantially in the form provided by the Fund (delivered by hand, mail or facsimile transmission) (the “Notice of Guaranteed Delivery”); and
3.	A Book-Entry Confirmation for all tendered [publicly traded securities], together with a properly completed and duly executed Letter of Transmittal (or, in the case of a book-entry transfer, an Agent’s Message in lieu of the Letter of Transmittal), and any other documents required by the Letter of Transmittal, are received by the Depositary within one [exchange] trading day after the execution date of the Notice of Guaranteed Delivery.]

Determination of Validity.

[To be updated by amendment.][All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders will be determined by the Fund, in its sole discretion, whose determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or good order, or the acceptance of or payment for which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Fund Offering or any defect in any tender with respect to any particular Shares or any particular holder of [publicly traded securities], and the Fund’s interpretations of the terms and conditions of the Fund Offering will be final and binding. Unless waived, any defects or irregularities in connection with tenders must be cured within such times as the Fund shall determine. Tendered [publicly traded securities] will not be accepted as payment unless any defects or irregularities have been cured or waived within such time. Neither the Fund, the Depositary nor any other person shall be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give such notice.]

Federal Income Tax Withholding. [To be updated by amendment.]

[   ]

Withdrawal Rights.

[To be updated by amendment.] [Except as otherwise provided in this “Withdrawal Rights” section, tenders of the applicable [publicly traded securities] made pursuant to the Fund Offering are irrevocable.

[Publicly traded securities] tendered pursuant to the Fund Offering may be validly withdrawn prior to the Expiration Time. Once the Fund accepts [publicly traded securities] for exchange pursuant to the Fund Offering, all tenders not previously validly withdrawn become irrevocable.

For a withdrawal to be effective, a written or facsimile transmission notice of withdrawal must be timely received by the Exchange Agent. Any notice of withdrawal must specify the name of the person who tendered such [publicly traded securities] to be validly withdrawn, the number of [publicly traded securities] shares to be validly withdrawn and the name of the registered holder of such [publicly traded securities], if different from that of the person who tendered such [publicly traded securities]. If [publicly traded securities] have been tendered pursuant to the procedure set forth in “Procedures for Accepting the Fund Offering and Tendering [publicly traded securities]” on page [__], any notice of withdrawal must also specify the name and number of the account at DTC to be credited with the validly withdrawn [publicly traded securities].

Withdrawals of [publicly traded securities] may not be rescinded. Any [publicly traded securities] validly withdrawn will thereafter be deemed not to have been validly tendered for purposes of the Fund Offering. However, validly withdrawn

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[publicly traded securities] may be re-tendered by again following one of the procedures described in “Procedures for Accepting the Fund Offering and Tendering [publicly traded securities]” on page [__] at any time prior to the Expiration Time.

See “Terms of the Fund Offering” on page [__].

The Fund will determine, in its sole discretion, all questions as to the form and validity (including time of receipt) of any notice of withdrawal and its determination will be final and binding. None of the Fund, the Exchange Agent, the Information Agent or any other person will be under any duty to give notification of any defects or irregularities in any notice of withdrawal or incur any liability for failure to give any such notification.]

Certain U.S. Federal Income Tax Consequences. [To be updated by amendment.]

[   ]

[Price Range of [publicly traded securities]; Dividends. [To be updated by amendment.]]

[   ]

Certain Information Concerning [Publicly Traded Securities]. [To be updated by amendment.]

Except as specifically set forth herein, the information concerning the applicable [publicly traded securities] contained in this Prospectus has been taken from or is based upon publicly available documents and records on file with the SEC and other public sources, and is qualified in its entirety by reference to such documents and records. None of the Fund, the Exchange Agent or the Information Agent can take responsibility for the accuracy or completeness of the information contained in such documents and records or for any failure by the applicable [issuers of publicly traded securities] to disclose events which may have occurred or which may affect the significance or accuracy of any such information but which are unknown to the Fund, the Exchange Agent or the Information Agent. The Fund, the Exchange Agent and the Information Agent have relied upon the accuracy of the information included in such publicly available documents and records and other public sources and have not made any independent attempt to verify the accuracy of such information.

[   ]

Certain Information Concerning the Fund and its Adviser.

The Fund was organized as a Delaware statutory trust on August 28, 2026. The Fund is a closed-end management investment company that is registered under the 1940 Act. The Fund was recently organized and has not conducted any unrelated activities since its organization. The Fund’s principal executive offices are located at [ADDRESS] and its telephone number at that address is [(XXX) XXX-XXXX].

[The Associated ETF is an open-end management investment company that is registered under the 1940 Act. The Associated ETF was recently organized and has not conducted any unrelated activities since its organization. The Associated ETF’s principal executive offices are located at [ADDRESS] and its telephone number at that address is [PHONE].]

The Adviser is registered under the Investment Advisers Act of 1940 and is a Delaware limited liability company formed in [   ]. The Adviser also acts as adviser or sub-adviser to mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts. The Adviser’s principal executive offices are located at [ADDRESS], and its telephone number at that address is [(XXX) XXX-XXXX].

[[During the last five years, none of the Fund, the Adviser or, to the knowledge of the Fund and the Adviser, any of the Trustees and executive officers of the Fund and the Adviser (i) has been convicted in a criminal proceeding (excluding traffic violations or similar misdemeanors) or (ii) was a party to any judicial or administrative proceeding (except for matters that were dismissed without sanction or settlement) that resulted in a judgment, decree or final order enjoining the person from future violations of, or prohibiting activities subject to, federal or state securities laws, or a finding of any violation of such laws.]

[The following tables identify, as of the date of this Prospectus, to the knowledge of the Fund and the Adviser, (a) [publicly traded securities] beneficially owned by the Fund, the Adviser, the Trustees and executive officers of the Fund and the Adviser, and any associate or majority-owned subsidiary of any such person and (b) any transactions by any such persons in [publicly traded securities] during the past sixty days.]

[    ]

Except as described in this Prospectus, none of the Fund, the Adviser or, to the knowledge of the Fund and the Adviser, any of the Trustees and executive officers of the Fund and the Adviser, has any contract, arrangement, understanding or relationship with any other person with respect to any securities of [publicly traded securities], including, but not limited to, any contract, arrangement, understanding or relationship concerning the transfer or voting of such securities, finder’s fees, joint ventures, loan or option arrangements, puts or calls, guarantees of loans, guarantees against loss, guarantees of profits, division of profits or loss or the giving or withholding of proxies.

Except as set forth in this Prospectus, none of the Fund, the Adviser or, to the knowledge of the Fund and the Adviser, any of the Trustees and executive officers of the Fund and the Adviser, has had any business relationship or transaction with [publicly traded securities] or any of their executive officers, directors or affiliates that is required to be reported under the rules and regulations of the SEC applicable to the Fund Offering. Except as set forth in this Prospectus, there have been no contacts, negotiations or transactions between the Fund, the Adviser or any of their subsidiaries or, to the knowledge of the Fund and the Adviser, any of the trustees and executive officers of the Fund and the Adviser, on the one hand, and [publicly traded securities]

25

or their affiliates, on the other hand, concerning a merger, consolidation or acquisition, tender offer or other acquisition of securities of [publicly traded securities], an election of directors or a sale or other transfer of a material amount of assets during the past two years.

Source and Amount of Funds.

The Fund does not need any outside funds to effect the exchange of [publicly traded securities] shares issued by [issuers of publicly traded securities] for securities of the Fund, upon the terms and subject to the conditions set forth in this Prospectus for the Fund Offering.

The Fund Offering is not conditioned upon any financing arrangements.]

Purpose of the Fund Offering; Appraisal Rights.

The Fund is making the Fund Offering to acquire assets to be managed in accordance with its investment objective and policies, as described under “Investment Objective and Principal Investment Strategies.”

The Fund does not have any current plans or proposals that relate to or would result in: (a) an extraordinary transaction, such as a merger, reorganization or liquidation, involving any [publicly traded securities]; (b) any purchase, sale or transfer of a material amount of assets of any [publicly traded securities] outside of the Fund Offering and Subscription Rights Offering; (c) any material change in the present dividend rate or policy or indebtedness or capitalization of any [publicly traded securities]; (d) any change in the present board of directors or management of any [publicly traded securities], including, but not limited to, any plans or proposals to change the number or the term of the directors or to fill any existing vacancies on the board or to change any material term of the employment contract of any executive officer; (e) any other material change in any [publicly traded securities]’s corporate structure or business; (f) any [issuers of publicly traded securities]’s securities to be delisted from [exchange]; (g) any [publicly traded securities]’s securities becoming eligible for termination of registration under Section 12(g)(4) of the Securities Exchange Act; or (h) the acquisition by any person of additional [publicly traded securities] shares (except pursuant to the Subscription Rights Offering and any future transferable rights offering); or (i) the disposition of [the assets held by the Fund] other than as contemplated in this Registration Statement with respect to tender offers or Fund distributions or expenses.

You do not have any appraisal rights as a result of the Fund Offering.

Mechanics Involving the Fund Offering. [To be updated by amendment.]

If all conditions of the Fund Offering are satisfied or waived at the Expiration Time and the Fund Offering is consummated, each participant’s securities and any Cash-in-Lieu will be determined as described under “Fund Offering Mechanics and Cash-In-Lieu.” Settlement will then occur as follows:

•	The Fund will give the Exchange Agent notice of acceptance of the applicable [publicly traded securities] to be exchanged.
•	The value of [publicly traded securities] to be exchanged may increase or decrease between the date of tender and the close of trading on the day the Expiration Time occurs, when the initial net asset value will be calculated. By participating in the Fund Offering, you assume these market risks.
•	On the date of settlement, which is expected to be [___] trading days after the Expiration Time, the Exchange Agent will deliver the tendered [publicly traded securities] to the Fund.
•	Upon delivery of the [publicly traded securities] to the Fund, the Fund shall cause the Common Shares, Series A Preferred Shares and Subscription Rights to be delivered to DTC, for allocation to the tendering holders of [publicly traded securities] in the case of Subscription Rights and with respect to Fund Offering Participants who elected to receive Common Shares and Preferred Shares, and to [the Exchange Agent for allocation to] Associated ETF in the case of Common Shares and Preferred Shares for those who elected to receive Associated ETF shares.
•	Upon delivery of the Fund securities to Associated ETF, Associated ETF shall cause the corresponding number of Associated ETF shares to be delivered to DTC, for allocation to Fund Offering Participants who elected to receive Associated ETF shares.

Certain Conditions of the Fund Offering.

Notwithstanding any other provisions of the Fund Offering and in addition to the Fund’s right to extend, amend or terminate the Fund Offering in accordance with applicable law, the Fund shall not be required to accept for exchange or, subject to any applicable rules and regulations of the SEC, including Rule 14e-1(c) under the Exchange Act (relating to the Fund’s obligation to pay for or return tendered [publicly traded securities] promptly after termination or expiration of the Fund Offering), exchange any tendered [publicly traded securities] unless:

1. the Minimum Condition shall have been satisfied or waived by the Board;

2. there is no governmental order which could make any transaction contemplated therein illegal;

3. this Registration Statement has become effective; and

4. the General Conditions shall have been satisfied or waived.

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The “General Conditions” mean that none of the following shall have occurred and be continuing:

•	any pending claim, action, suit, arbitration, inquiry, proceeding or investigation by or before any federal, national, supranational, state, provincial, local or other government, governmental, regulatory or administrative authority, agency or commission or any court, tribunal, or judicial or arbitral body in connection with the Fund Offering which, in the Fund’s reasonable judgment, either (a) would prohibit, prevent, or delay beyond [ ], the consummation of the Fund Offering, or (b) would materially impair the contemplated benefits of the Fund Offering;
•	a federal, national, supranational, state, provincial, local or similar statute, law, ordinance, regulation, rule, code, requirement or rule of law (including any state or federal securities laws), order, writ, judgment, injunction, decree, stipulation, determination or award entered by or with any federal, national, supranational, state, provincial, local or other government, governmental, regulatory or administrative authority, agency or commission or any court, tribunal, or judicial or arbitral body, has been enacted, entered, issued, promulgated, enforced or deemed applicable by any federal, national, supranational, state, provincial, local or other governmental, regulatory or administrative authority, agency or commission or any court, tribunal, or judicial or arbitral body which, in the Fund’s reasonable judgment, either (a) would prohibit, prevent, or delay beyond [ ], the consummation of the Fund Offering, or (b) would materially impair the contemplated benefits of the Fund Offering;
•	there has occurred or it is reasonably likely to occur any event or condition not described in the two immediately preceding bullets which, in the Fund’s reasonable judgment, either (a) would prohibit, prevent, or delay beyond [ ], the consummation of the Fund Offering, or (b) would materially impair the contemplated benefits of the Fund Offering;
•	there exists, in the Fund’s reasonable judgment, any actual legal impediment to the acceptance for exchange of, some or all of [publicly traded securities] shares under the procedures described in the Fund Offering; or
•	there exists (a) any general suspension of, or limitation on prices for, trading in securities in the U.S. securities or financial markets, (b) any significant adverse change in the U.S. or other major securities or financial markets, (c) a declaration of a banking moratorium or any suspension of payments in respect of banks in the U.S. or other major financial markets, (d) a commencement of a war, armed hostilities, terrorist acts or other national or international calamity directly or indirectly involving the U.S. or (e) in the case of any of the foregoing existing on the date hereof, a material acceleration or worsening thereof.

The Fund expressly reserves the right to waive any of the conditions to the Fund Offering and to make any change in the terms of or conditions to the Fund Offering. The failure by the Fund at any time to exercise any of the foregoing rights shall not be deemed a waiver of any such right, the waiver of any such right with respect to particular facts and circumstances shall not be deemed a waiver with respect to any other facts and circumstances and each such right shall be deemed an ongoing right that may be asserted at any time and from time to time.

Fees and Expenses.

The Fund retained [   ] to be the information agent (the “Information Agent”) and [   ] to be the Exchange Agent in connection with the Fund Offering. The Information Agent will assist with communications concerning the Fund Offering and may request banks and financial intermediaries to forward offering materials to beneficial owners of [publicly traded securities]. The expenses of the Fund Offering, including the fees to be paid to the Information Agent and the Exchange Agent, will be borne by the Adviser.

The Information Agent and the Exchange Agent each will receive reasonable and customary compensation for their respective services in connection with the Fund Offering, will be reimbursed for reasonable out-of-pocket expenses and will be indemnified against certain liabilities and expenses in connection therewith, including certain liabilities under federal securities laws.

In the ordinary course of business, the Information Agent, the Exchange Agent and their respective affiliates may actively trade or hold securities or loans of the Fund and [publicly traded securities] for their own accounts or for the accounts of customers and, accordingly, the Information Agent, the Exchange Agent and/or its respective affiliates may at any time hold long or short positions in these securities or loans.

The Fund will not pay any fees or commissions to any financial intermediary or to any other person (other than to the Information Agent and the Exchange Agent in their capacities as such) in connection with the solicitation of tenders of [publicly traded securities] pursuant to the Fund Offering. Financial intermediaries will, upon request, be reimbursed by the Fund for customary mailing and handling expenses incurred by them in forwarding offering materials to their customers.

Miscellaneous.

The Fund Offering is not being made to (nor will tenders be accepted from or on behalf of) holders of [publicly traded securities] in any jurisdiction in which the making of the Fund Offering or the acceptance thereof would not be in compliance with the securities, blue sky or other laws of such jurisdiction. However, the Fund may, in its sole discretion, take such action as the Fund may deem necessary to make the Fund Offering in any such jurisdiction and extend the Fund Offering to holders of [publicly traded securities] in such jurisdiction.

No person has been authorized to give any information or to make any representation on behalf of the Fund not contained herein or in the Letter of Transmittal, and, if given or made, such information or representation must not be relied upon as having been authorized. No financial intermediary or other person shall be deemed to be the agent of the Fund, the Exchange Agent or the Information Agent for the purpose of the Fund Offering.

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DESCRIPTION OF THE SUBSCRIPTION RIGHTS OFFERING

Terms of the Subscription Rights Offering

The Fund is issuing transferable subscription rights to purchase Common Shares and Series A Preferred Shares (or one share of the Associated ETF, as defined below) to the persons to whom Common Shares are issued in the Fund Offering (the “Record Date Shareholders”). The closing date of the Fund Offering is referred to herein as the “Record Date.” Each Record Date Shareholder is being issued one transferable subscription right (a “Subscription Right”) for each Common Share issued for that person’s account in the Fund Offering, including Common Shares delivered on that person’s behalf in connection with an election to receive shares of the Associated ETF.

For each ten (10) Subscription Rights exercised and properly paid for, Subscription Rights holders will be permitted to purchase one “Subscription Rights Package.” A Subscription Rights Package is, at the election of the holder, either a package of the Fund’s securities consisting of one Common Share plus [0.YY] Series A Preferred Shares (with adjustments made as required to avoid the issuance of fractional shares), or one share of Associated ETF. “Associated ETF” is a newly organized exchange-traded fund registered under the 1940 Act and is offered through a separate prospectus. Please refer to the Subscription Certificate and accompanying exercise instructions and, for participants electing Associated ETF shares, the current Associated ETF Prospectus for additional information.

The number of Subscription Rights required per Subscription Rights Package may be decreased a single time at the discretion of the Board, subject to the limitations of the 1940 Act and the rules thereunder and notice to Subscription Rights holders. That number will be finalized by announcement in a prospectus supplement no later than [ten business days] before the then-current Subscription Rights Expiration Date or, if no such announcement has been made by that time, will be finalized without change. Once finalized, the number may not be changed. The [ten-business-day] timeframe described above will give prior exercisers at least [ten business days] to revoke their exercise instructions if they wish to do so, as described under Revocation of Exercise below.

For information concerning trading and transfers of Subscription Rights, see “Method of Transferring Subscription Rights.”

Subscription Rights may be exercised only by delivering the required Subscription Rights, exercise instructions and payment of the Subscription Price in [publicly traded securities], each valued at its respective last quoted sale price at the close of regular trading on the [   ] (usually 4:00 p.m., New York City time) on the Subscription Rights Expiration Date (the “Closing Price”).

The subscription price (the “Subscription Price”) for a Subscription Rights Package consisting of one Common Share and [0.YY] Series A Preferred Shares will be [__]% of the sum of (i) the NAV per Common Share determined on the Subscription Rights Expiration Date, (ii) the liquidation preference of [0.YY] Series A Preferred Shares ([$YY.00]) and (iii) [0.YY] times the Fund’s accumulated and unpaid dividends per Series A Preferred Share. The Subscription Price for participants who choose to receive a share of Associated ETF is anticipated to be similar, but adjusted to reflect that Associated ETF may not hold precisely one Common Share and [0.YY] Series A Preferred Shares per Associated ETF share outstanding. The Adviser anticipates that such adjustment will be de minimis.

Since the Subscription Price is partly based on the NAV of the Common Shares, the Subscription Price will not be determined until after printing and distribution of this Prospectus.

Applying the pricing formula set forth above, the estimated Subscription Price of a Subscription Rights Package is [__]% of $100 (“Estimated Subscription Price”), as of the date of this Prospectus. This is based on an estimated NAV per Common Share of $[XX - zz], and includes $[YY] (representing the liquidation preference of [0.YY] Series A Preferred Shares) plus $[zz] (where [zz] represents 0.[YY] times the Fund’s accumulated and unpaid dividends per Series A Preferred Share on the expected Subscription Rights Expiration Date). The Subscription Price will be payable in [publicly traded securities] only. Cash will not be accepted as consideration.

The Subscription Rights may only be exercised as outlined above, and may not be exercised to subscribe for only Common Shares or only Series A Preferred Shares.

Subscription Rights may be exercised, subject to revocation as described under “Revocation of Exercise,” at any time during the period which commences on [DATE] and ends at the Subscription Rights Offering Expiration Time (the “Subscription Period”).

The transferable Subscription Rights Offering is expected to commence as soon as practicable after the Expiration Time of the Fund Offering.

The “Subscription Rights Expiration Date” is [DATE], the 45th day after the expiration date of the Fund Offering, unless extended. In no event may the Subscription Rights Expiration Date, including any extension, be later than 120 days after the first issuance of Subscription Rights. The “Subscription Rights Offering Expiration Time” is 5:00 p.m., New York City time, on the Subscription Rights Expiration Date.

Based solely on the [X] Subscription Rights issued in a fully subscribed Fund Offering, [X/10] Common Shares and [0.YY × X/10] Series A Preferred Shares would be issuable upon full exercise of those Subscription Rights, assuming the Board does not reduce the number of Subscription Rights required per Subscription Rights Package and subject to the fractional-share adjustments described below.

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Subscription Rights will be issued and held in book-entry form through The Depository Trust Company (“DTC”). The exercise form provided for the Subscription Rights Offering is referred to herein as a “Subscription Certificate.” The methods by which Subscription Rights may be exercised and the Subscription Price paid are set forth below in “Method of Exercise of Subscription Rights” and “Payment of the Subscription Price.” It is anticipated that the Common Shares and Series A Preferred Shares issued pursuant to an exercise of Subscription Rights will be listed on the [   ].

Additional Subscription Rights Packages may be requested pursuant to the over-subscription privilege, as described under “Over-Subscription Privilege.”

Nominees holding Subscription Rights for beneficial owners should promptly obtain those owners’ exercise and revocation instructions and submit the required instructions and payment to [   ] (the “Subscription Rights Agent”) in accordance with “Method of Exercise of Subscription Rights” and “Guaranteed Delivery Procedure.” Beneficial owners should contact their nominees to request transactions in accordance with their instructions.

No Fractional Shares; Cash in Lieu; Handling of Overpayment and Underpayment

The Fund will not accept fractional Subscription Rights or fractional shares of [publicly traded securities], or issue fractional Common Shares, Series A Preferred Shares or Associated ETF shares, in connection with the Subscription Rights Offering. The number of Common Shares and the number of Series A Preferred Shares (or the number of Associated ETF shares) to be issued to each Subscription Rights Offering participant will be calculated independently and, in each case, rounded down to the nearest whole share.

Payment securities will be valued at their respective Closing Prices on the Subscription Rights Expiration Date. Any allotment, including an over-subscription allotment, is limited by the qualifying payment received, as described under “Payment of the Subscription Price.”

Any [publicly traded securities] delivered in excess of what is required to pay for the Common Shares and Series A Preferred Shares (or Associated ETF shares) allotted to a participant will be returned to that participant, with the exception of fractional shares, which will be paid as Cash in Lieu.

Important Preliminary Dates to Remember

Please note that the dates in the table below may change if the Subscription Rights Offering is extended.

Event	Date
Record Date	[ ]
Subscription Period	[ ]
Final Day Subscription Rights Will Trade	[ ]
Subscription Rights Expiration Date	[ ]**
Subscription Certificate and payment securities, each delivered or covered by a Notice of Guaranteed Delivery, due*	[ ]**
Guaranteed Delivery Deadline (exercise documents)	See “Guaranteed Delivery Procedure”
Guaranteed Delivery Deadline (payment securities)	See “Guaranteed Delivery Procedure”
Issuance Date	[ ]**
Confirmation Date	[ ]**

* By the Subscription Rights Offering Expiration Time, exercise documents and payment securities must each have been delivered or be covered by a timely Notice of Guaranteed Delivery. Guaranteed delivery may be used independently for either requirement. See “Method of Exercise of Subscription Rights” and “Guaranteed Delivery Procedure.”

** Unless the Subscription Rights Offering is extended.

Holders may not know the Subscription Price or the Closing Price of the payment securities when they submit exercise instructions. Payment for primary subscriptions and additional Subscription Rights Packages requested under the over-subscription privilege should therefore be arranged using the Estimated Subscription Price of [__]% of $100 per Subscription Rights Package and an estimate of the value of the payment securities. Holders should consider including additional payment securities as a cushion against changes in those values; any excess will be returned as described above. There will be no opportunity to make a post-expiration payment to cover a shortfall. An insufficient payment will reduce the allotment, and guaranteed delivery permits only delivery of the securities identified in a Notice of Guaranteed Delivery received before expiration. See “Payment of the Subscription Price” and “Guaranteed Delivery Procedure.” The Fund may not cancel the Subscription Rights or the Subscription Rights Offering after the Subscription Rights have been distributed. Completion remains subject to the conditions and procedures stated in this Prospectus.

Over-Subscription Privilege

Participants exercising Subscription Rights may request Subscription Rights Packages that were not purchased by other holders of Subscription Rights (“Over-Subscription Rights Packages”) at the same Subscription Price pursuant to the over-subscription privilege, subject to the limitations and allotment described below.

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If enough Over-Subscription Rights Packages are available, all such requests will be honored in full. If requests exceed the available Over-Subscription Rights Packages, the available packages will be allocated pro rata among the participants who over-subscribe based on the number of Subscription Rights they validly exercise.

Holders should indicate in their Subscription Certificate the number of additional Subscription Rights Packages requested pursuant to the over-subscription privilege.

Method of Transferring Subscription Rights

Sales on the [   ]

The Subscription Rights are transferable and are expected to be admitted for trading on the [   ] under the symbol “XXXX RT.” Although no assurance can be given that a market for the Subscription Rights will develop, trading in the Subscription Rights on the [   ] is expected to begin on [DATE] and may be conducted until the close of trading on the Subscription Rights Expiration Date.

Other Transfers

[To be updated by amendment.] [Subscription Rights may be transferred through DTC in accordance with the instructions of the holder’s broker, bank or other intermediary. Holders should arrange transfers sufficiently in advance to permit exercise or sale before the Subscription Rights Expiration Date.

Except for the fees of the Subscription Rights Agent, which are addressed below under “Subscription Rights Agent,” commissions, fees and other expenses (including brokerage commissions and transfer taxes) incurred by a holder in connection with the purchase, sale, transfer or exercise of Subscription Rights will be borne by that holder, and none of those holder-incurred commissions, fees or expenses will be borne by the Fund or the Subscription Rights Agent.]

Subscription Rights Agent

The Subscription Rights Agent is [   ]. In that capacity, it will receive Subscription Certificates, exercise instructions and payment securities and coordinate the allotment, delivery and return procedures described below. [The Adviser will bear the cost of the Subscription Rights Agent.]

Inquiries

For additional information, all holders of Subscription Rights can contact the Fund by telephone at [(XXX) XXX-XXXX], or by written request to [FUND NAME] [ADDRESS].

Administrative Agent

[AA] will provide administrative services for the Subscription Rights Offering, including distribution of materials to brokers, banks and other nominees. [The Adviser will bear the cost of the administrative agent for the Subscription Rights Offering.]

Method of Exercise of Subscription Rights

[To be updated by amendment.] [Holders should instruct the broker, bank or other intermediary through which they hold their Subscription Rights to exercise the Rights and arrange delivery of the payment securities. The intermediary may charge a servicing fee and impose an instruction deadline earlier than the Subscription Rights Offering Expiration Time. Holders should follow the accompanying exercise instructions.]

A Subscription Rights holder must satisfy each of the following requirements independently by the Subscription Rights Offering Expiration Time:

1.	Exercise documents. The Subscription Rights Agent must receive either (a) a properly completed and executed Subscription Certificate (or an Agent’s Message in lieu thereof, as described under “Book-Entry Delivery Procedure”), together with other required exercise documents, or (b) a properly completed and duly executed Notice of Guaranteed Delivery from an Eligible Guarantor covering those documents. Documents covered by the notice must be received within the document-delivery period specified under “Guaranteed Delivery Procedure.”
2.	Payment securities. The Subscription Rights Agent must receive either (a) confirmation of book-entry delivery of the payment securities for the primary subscription and any additional Subscription Rights Packages requested under the over-subscription privilege, based on the Estimated Subscription Price and any additional cushion the holder elects to provide, or (b) a properly completed and duly executed Notice of Guaranteed Delivery from an Eligible Guarantor specifying the identity and quantity of the payment securities to be delivered. Securities covered by the notice must be received by the applicable Guaranteed Delivery Deadline under “Guaranteed Delivery Procedure.”

Guaranteed delivery may be used for either requirement or both. A single Notice of Guaranteed Delivery may cover both requirements, or separate notices may be used. All exercise instructions, payment securities and notices must be directed to the Subscription Rights Agent in accordance with the accompanying exercise instructions, not to the Fund.

The method of delivery of completed Subscription Certificates, notices of revocation and payment securities to the Subscription Rights Agent is at the election and risk of the holder. Holders should allow sufficient time for receipt and processing before the Subscription Rights Offering Expiration Time or, for delivery under a timely Notice of Guaranteed Delivery, the applicable document or payment deadline stated under “Guaranteed Delivery Procedure.”

Payment of the Subscription Price

Subject to the conditions and procedures stated in this Prospectus, a valid exercise of the required number of Subscription Rights, together with payment of the Subscription Price, entitles the holder to the corresponding Subscription Rights

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Packages. A request for additional Subscription Rights Packages pursuant to the over-subscription privilege must be accompanied by payment based on the Estimated Subscription Price for the additional packages requested, subject to the Guaranteed Delivery Procedure and the shortfall provisions below. Requests for additional Subscription Rights Packages pursuant to the over-subscription privilege remain subject to allotment as described under “Over-Subscription Privilege.”

On the Confirmation Date, which will be within [ten (10)] business days following the Subscription Rights Expiration Date, the Subscription Rights Agent will send a confirmation to DTC on behalf of each holder exercising Subscription Rights. The confirmation will show (i) the number of shares of each type acquired upon valid exercise of Subscription Rights, (ii) the number of shares of each type, if any, allotted pursuant to the over-subscription privilege, (iii) the price paid per share of each type and the total Subscription Price and (iv) any excess payment to be returned, including payment for Over-Subscription Rights Packages not allotted, in each case based on the Subscription Price determined on the Subscription Rights Expiration Date.

The Fund will not pay interest on [publicly traded securities] delivered in payment of the Subscription Price by reason of any extension of the Subscription Rights Offering or delay in completing a subscription or returning excess payment.

If a subscription is not completed for any reason under the terms of the Subscription Rights Offering, the payment securities not applied to a completed subscription will be returned as promptly as practicable to the accounts from which they were delivered. Returns following a valid revocation of exercise are described under “Revocation of Exercise.” Any unapplied securities and any related dividends, distributions or other rights belonging to the holder will be returned or credited to the holder. The Cash-in-Lieu provisions apply to fractional entitlements.

The Subscription Rights Agent will hold the payment securities in a segregated account pending completion of the subscription or their return under the procedures described herein. Receipt of payment securities does not constitute completion of a subscription or application of those securities to the Subscription Price. Regardless of the delivery alternatives selected, issuance and delivery of the securities comprising the allotted Subscription Rights Packages are contingent upon actual payment and satisfaction of the stated conditions. No certificates will be issued or delivered for Common Shares, Series A Preferred Shares or Associated ETF shares issued in the Subscription Rights Offering; those securities will be delivered in book-entry form through DTC in accordance with the holder’s instructions.

The allotment will be determined using the final Subscription Price and the Closing Prices of payment securities determined on the Subscription Rights Expiration Date. Only payment securities (i) received by the Subscription Rights Agent by the Subscription Rights Offering Expiration Time or (ii) identified in a timely Notice of Guaranteed Delivery and received by the applicable Guaranteed Delivery Deadline will be counted. If that payment is insufficient, the Fund will reduce the allotment to the amount that can be paid for with the qualifying payment actually received, subject to the number of Subscription Rights validly exercised, any over-subscription allotment and the adjustments described under “No Fractional Shares; Cash in Lieu; Handling of Overpayment and Underpayment.” Neither the holder nor its guarantor may increase the payment after the Subscription Rights Offering Expiration Time to obtain the originally requested allotment or any additional packages. An unpaid balance will not be billed to the holder.

Delivery of Payment Securities

A person signing a Subscription Certificate in a fiduciary or representative capacity must identify that capacity and provide evidence of authority satisfactory to the Fund in accordance with the accompanying exercise instructions.

[To be updated by amendment.] [By delivering [publicly traded securities] in payment of the Subscription Price, a Subscription Rights holder authorizes the Subscription Rights Agent to hold the delivered securities pending completion of the subscription or their return and to transfer to the Fund those securities applied to the Subscription Price of the Subscription Rights Packages allotted to the holder. This authorization becomes irrevocable at the Subscription Rights Offering Expiration Time with respect to exercises not validly revoked, but remains subject to the provisions requiring return of securities not applied to a completed subscription. Upon application to a completed subscription, all right, title and interest in the applied securities will pass to the Fund, together with any dividends, distributions or other rights to which the Fund is entitled in connection with that transfer. Securities not so applied will be returned as described under “No Fractional Shares; Cash in Lieu; Handling of Overpayment and Underpayment,” “Payment of the Subscription Price” and “Revocation of Exercise.”

By submitting a Subscription Certificate, a holder represents and warrants that: (a) the holder has full power and authority to exercise the Subscription Rights, deliver the payment securities and transfer title to the securities applied to the Subscription Price, together with any related dividends, distributions or other rights to which the Fund is entitled in connection with the transfer; (b) when and to the extent those securities are applied to a completed subscription, the Fund will acquire good, marketable and unencumbered title, free and clear of all liens, restrictions, charges, proxies, encumbrances or other obligations relating to their transfer, and not subject to any adverse claim; (c) on request, the holder will execute and deliver additional documents reasonably required by the Subscription Rights Agent or the Fund to complete the authorized transfer; and (d) the holder has read and agreed to the terms of the Subscription Rights Offering.]

Book-Entry Delivery Procedure

[To be updated by amendment.] [Payment securities must be delivered through DTC to the Subscription Rights Agent’s designated account, with confirmation of receipt (a “Book-Entry Confirmation”) received by the Subscription Rights Agent. The accompanying exercise instructions will provide the account and delivery details. A DTC participant may transmit an Agent’s Message in lieu of a Subscription Certificate. An “Agent’s Message” is a message from DTC, received by the Subscription Rights Agent as part of a Book-Entry Confirmation, stating that the delivering DTC participant has received and agrees to be bound by the terms of the Subscription Certificate and that the Fund may enforce those terms against the participant. Receipt by DTC alone does not constitute receipt by the Subscription Rights Agent.]

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Guaranteed Delivery Procedure

[To be updated by amendment.] An “Eligible Guarantor” is an eligible guarantor acceptable to the Subscription Rights Agent, including a bank, broker, dealer, credit union, savings association or other entity that is a member in good standing of STAMP or is an “Eligible Guarantor Institution” as defined in Rule 17Ad-15 under the Exchange Act. Holders should contact the Subscription Rights Agent to determine whether a particular institution qualifies.

[If the Subscription Certificate and other required exercise documents, the payment securities, or both cannot be delivered before the Subscription Rights Offering Expiration Time, a holder may use the following Guaranteed Delivery Procedure for the undelivered items. The procedure permits completion of a delivery committed before expiration; it does not permit a new exercise or an increase in payment after expiration:

1.	The holder must act by or through an Eligible Guarantor;
2.	The Subscription Rights Agent must receive, before the Subscription Rights Offering Expiration Time, a properly completed and duly executed Notice of Guaranteed Delivery substantially in the form provided by the Fund, delivered by hand, mail, email if accepted by the Subscription Rights Agent, or facsimile transmission. The notice must identify the holder and the items whose delivery is guaranteed, and specify the Subscription Rights being exercised, the holder’s election of Subscription Rights Packages, the number of additional Subscription Rights Packages requested under the over-subscription privilege, if any, and the identity and quantity of each payment security delivered or to be delivered, including any payment cushion;
3.	To the extent delivery of the Subscription Certificate or other required exercise documents is guaranteed, the Subscription Rights Agent must receive the properly completed and duly executed Subscription Certificate (or an Agent’s Message in lieu thereof) and those other documents by the close of business on the first business day after the Subscription Rights Expiration Date. The subsequently delivered documents must conform to the exercise instructions specified in the timely Notice of Guaranteed Delivery; and
4.	To the extent delivery of payment securities is guaranteed, the Subscription Rights Agent must receive a Book-Entry Confirmation for the payment securities specified in the Notice of Guaranteed Delivery by the close of business on the [_] trading day after the execution date of that notice (the “Guaranteed Delivery Deadline” applicable to that notice). Only the securities specified in a timely notice and received by that deadline may be counted under this procedure, and an insufficient payment will reduce the allotment as described under “Payment of the Subscription Price.”]

Determination of Validity

[To be updated by amendment.] [All questions concerning the timeliness, validity, form and eligibility of any exercise of Subscription Rights, including the number and size of submissions, will be determined by the Fund in its reasonable discretion, which determinations will be final and binding, subject to applicable law. The Fund may reject an exercise that is not in appropriate form or good order or whose completion would, in the opinion of the Fund’s counsel, be unlawful. The Fund may permit the correction of, or waive, non-substantive defects in exercise instructions or supporting documentation on a consistent basis. This authority does not permit the Fund to waive applicable law, or to grant holder-specific changes to the Subscription Price, the number of Subscription Rights required per Subscription Rights Package, or the securities comprising a Subscription Rights Package. Any adjustment expressly permitted by the terms of the Subscription Rights will be made in accordance with those terms. Unless waived, defects or irregularities must be cured within the period specified by the Fund. Authority to correct or waive document defects does not permit a post-expiration increase in payment or an extension of the payment-delivery deadlines. Payment securities will not be applied to a completed subscription until applicable defects or irregularities have been cured or waived. None of the Fund, the Subscription Rights Agent or any other person is obligated to give notice of defects or irregularities or, except as required by applicable law, incurs liability for failure to give such notice.]

Revocation of Exercise

[To be updated by amendment.] A holder may revoke an exercise of Subscription Rights, in whole or in part, before the Subscription Rights Offering Expiration Time in accordance with the procedures below. A request for Over-Subscription Rights Packages may also be revoked or reduced before that time.

An exercise not validly revoked before the Subscription Rights Offering Expiration Time becomes irrevocable at that time. Completion remains subject to the stated conditions and procedures, including the return of payment securities not applied to a completed subscription.

For a revocation to be effective, the Subscription Rights Agent must receive a written or facsimile notice of revocation before the Subscription Rights Offering Expiration Time. The notice must identify the exercising holder; the Subscription Rights and any over-subscription request to which the revocation relates; the payment securities delivered or identified in a Notice of Guaranteed Delivery for that exercise; and the registered holder, if different. For book-entry positions, the notice must also identify the applicable DTC participant and account information for return or credit of the Subscription Rights and payment securities. If a Notice of Guaranteed Delivery was submitted for the exercise, the notice of revocation must also identify that notice and the portion of the exercise being revoked.

Subscription Rights and payment securities relating to a validly revoked exercise will be returned or credited as promptly as practicable to the holder or the holder’s nominee, subject, in the case of Subscription Rights, to their expiration. A revoked exercise will not be reinstated automatically. The holder may exercise the returned or credited Subscription Rights again before the Subscription Rights Offering Expiration Time by following “Method of Exercise of Subscription Rights” and the applicable payment procedures.

Questions concerning the form, validity and time of receipt of a notice of revocation, and any correction or waiver of defects in that notice, are subject to the conditions described under “Determination of Validity.”

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Foreign Restrictions

[To be updated by amendment.] [Record Date Shareholders whose addresses are outside the United States (including the District of Columbia and the territories and possessions of the United States) (“Foreign Shareholders”) should contact the broker, bank or other intermediary through which they hold their Subscription Rights for instructions concerning any exercise or sale of Subscription Rights. Foreign Shareholders may also contact the Fund as described under “Inquiries” concerning any special requirements that may apply.]

Federal Income Tax Withholding

[To be updated by amendment.]

MANAGEMENT OF THE FUND

Trustees and Officers

The Fund’s business and affairs are managed under the direction of the Board. Accordingly, the Board provides broad oversight over the Fund’s affairs, including oversight of the duties performed by the Adviser. The Board is divided into three classes of trustees serving staggered three-year terms and upon expiration of their initial terms, trustees of each class will be elected to serve for three-year terms and until their successors are duly elected and qualify, and at each annual meeting one class of trustees will be elected. When Preferred Shares are outstanding, two of the Fund’s trustees are elected by the holders of Preferred Shares, voting separately as a class, and the remaining trustees of the Fund are elected by holders of Common Shares and Preferred Shares, voting together as a class.

The Fund’s officers are responsible for the day-to-day operations. Each trustee and officer will hold office until his or her successor is duly elected and qualifies or until he or she resigns or is removed in accordance with applicable law. Unless otherwise indicated, the address of each trustee and officer is [   ]. Additional information regarding the Board and its committees, and the officers, is set forth in the Fund’s SAI. The Board consists of a majority of Trustees who are not interested persons (as defined in the 1940 Act) of the Adviser or its affiliates (the “Independent Trustees”).

Adviser

Pursuant to the terms of an investment management agreement between the Fund and the Adviser (the “Management Agreement”), the Adviser, a Delaware limited liability company formed in [   ], serves as the investment adviser to the Fund. The Adviser’s principal place of business is located at [   ]. The Adviser manages and supervises the investment of the Fund’s assets on a discretionary basis. As of [   ], 2026, the Adviser managed approximately $[   ] billion in assets. The Adviser also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.

A discussion regarding the Board’s approval of the Management Agreement will be available in the Fund’s first annual or semi-annual report on Form N-CSR, which is expected to be for the period ended [   ].

Portfolio Managers

Subject to the oversight of the Board and pursuant to the Management Agreement, an investment team consisting of portfolio managers of the Adviser is responsible for the day-to-day management of the Fund’s overall investment portfolio.

[Biographies to be provided by amendment.]

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and the ownership of the Fund’s securities by the portfolio managers.

Compensation and Expenses

Pursuant to the Management Agreement, the Fund has agreed to pay the Adviser a monthly management fee at an annual rate equal to [   ]% of the average daily value of the Fund’s Managed Assets.

“Managed Assets” means the Fund’s total assets, including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding, minus accrued liabilities other than (i) the aggregate liquidation preference of any outstanding Preferred Shares and (ii) accumulated and unpaid dividends on those Preferred Shares. This means that during periods in which the Fund is using leverage, the fee paid to the Adviser will be higher than if the Fund did not use leverage because the fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage.

[The ELA provides that the Adviser will pay the expenses associated with the Fund Offering and the Subscription Rights Offering, subject to the limitations set forth therein. Under the terms of the Management Agreement, the Adviser will pay all other ordinary costs and expenses of the Fund’s operations, excluding the management fee itself, interest expenses, brokerage commissions and other expenses of acquisition and disposition of investments, dividends and interest payable to preferred shareholders, taxes, costs of proxy materials and holding shareholder meetings, litigation and indemnification expenses, and extraordinary expenses. The Adviser has contractually agreed to reduce the management fee and/or reimburse the Fund in the amount of any acquired fund fees and expenses paid by the Fund, if any.]

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Duration and Termination of Management Agreement

The Management Agreement was approved by the Board on [   ]. Unless sooner terminated, the Management Agreement shall continue for an initial period of no more than two years, and thereafter shall continue automatically for successive annual periods; provided that such continuance is specifically approved at least annually in the manner required by the 1940 Act.

The Management Agreement provides that it may be terminated by the Fund at any time, without the payment of any penalty, by the Board or by the vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser. The Management Agreement provides that it may be terminated by the Adviser at any time, without the payment of any penalty, upon 60 days’ written notice to the Fund. The Management Agreement also provides that it will automatically terminate in the event of an “assignment” (as defined in the 1940 Act).

DETERMINATION OF NET ASSET VALUE

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time,” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. New York City time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds, except for ETFs, are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and ETFs are valued at the market price of the security at the Valuation Time.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets is determined in good faith in accordance with the Fund’s Valuation and Liquidity Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Adviser’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Fund’s Board.

DISTRIBUTIONS

[To be updated by amendment] In respect of its Common Shares, the Fund intends to make a distribution during or with respect to each calendar year as required to maintain its RIC status, which will generally include any net investment income and net realized capital gain for the year not otherwise distributed. The Fund does not intend to make regular distributions in respect of its Common Shares otherwise.

Due to the expected issuance of Preferred Shares by the Fund, the Fund may, at times, be subject to certain limitations on distributions under the 1940 Act if it does not meet certain asset coverage requirements. If any Preferred Shares are outstanding, the Fund may not declare any dividend or other distribution on its Common Shares, other than a dividend payable in Common Shares, unless the Asset Coverage Ratio, determined at the time of declaration after deducting the amount of the proposed dividend or distribution, is at least 200%. In respect of its Series A Cumulative Preferred Shares, the terms of the Series A Preferred Shares contemplate that the Fund make [quarterly] distributions in respect of the Series A Preferred Shares.

The Fund intends to elect and qualify, and thereafter maintain its qualification, as a RIC for U.S. federal income tax purposes, which, among other conditions, requires the Fund to satisfy certain requirements concerning the composition of its assets, the sources of its gross income and the level of distributions to its shareholders. To satisfy this last requirement, the Fund intends to distribute to its shareholders annually, all or substantially all of its “net investment income” and “net realized gains” as calculated for U.S. federal income tax purposes. See “Material U.S. Federal Income Tax Considerations” on page [__].

PLAN OF DISTRIBUTION FOR SELLING SHAREHOLDERS

This prospectus relates to the Fund’s offering of Common Shares, Series A Preferred Shares, and Subscription Rights, as well as the offer and resale, from time to time, of Seed Shares by the selling shareholders. This section may refer to the Seed Shares as the selling shareholders’ securities or the resale securities. Each selling shareholder of the securities and any of their transferees, donees, pledgees, assignees and successors-in-interest may, from time to time, transfer or otherwise dispose of any or all of their respective securities covered hereby on the [listing exchange] or any other stock exchange, market or trading facility on which the securities are traded or in private transactions. These dispositions may be at fixed prices, at market prices prevailing at the time of sale, at prices related to prevailing market prices or at negotiated prices. Each selling shareholder may use any one or more of the following methods when disposing of the securities or interests therein:

•	ordinary brokerage transactions and transactions in which the broker-dealer solicits purchasers;
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•	block trades in which the broker-dealer will attempt to sell the securities as agent but may position and resell a portion of the block as principal to facilitate the transaction;
•	purchases by a broker-dealer as principal and resale by the broker-dealer for its account;
•	an exchange distribution in accordance with the rules of the applicable exchange;
•	privately negotiated transactions;
•	“at the market” sales or sales through market makers or into an existing market for stock;
•	short sales;
•	in transactions through broker-dealers that agree with the selling shareholders to sell a specified number of such securities at a stipulated price per security;
•	through one or more underwritten offerings on a firm commitment or best efforts basis;
•	through the writing or settlement of options or other hedging transactions, whether through an options exchange or otherwise;
•	distributions to members, partners, shareholders or other equityholders of the selling shareholders;
•	by pledge to secure debts and other obligations;
•	a combination of any such methods of sale; or
•	any other method permitted pursuant to applicable law.

A selling shareholder may also sell securities under Rule 144 or any other exemption from registration under the Securities Act, if available, rather than under this Prospectus, provided they meet the criteria and conform to the requirements of those provisions.

A selling shareholder that is an entity may elect to make an in-kind distribution of the securities to its members, partners, shareholders or other equityholders pursuant to the registration statement of which this Prospectus forms a part by delivering a prospectus. To the extent that such members, partners, shareholders or other equityholders are not affiliates of the Fund, such members, partners, shareholders or other equityholders would thereby receive freely tradable securities pursuant to the distribution through a registration statement. To the extent a distributee is an affiliate of the Fund (or to the extent otherwise required by law), the Fund may file a prospectus supplement in order to permit such distributee to use the prospectus to resell the securities acquired in the distribution.

Broker-dealers engaged by a selling shareholder may arrange for other broker-dealers to participate in sales. Broker-dealers may receive commissions or discounts from a selling shareholder (or, if any broker-dealer acts as agent for the purchaser of securities, from the purchaser) in amounts to be negotiated, but, except as set forth in a supplement to this Prospectus: (i) in the case of an agency transaction, not in excess of a customary brokerage commission in compliance with FINRA Rule 2121; and (ii) in the case of a principal transaction, a markup or markdown in compliance with FINRA Rule 2121.

A selling shareholder may enter into option or other transactions with broker-dealers or other financial institutions or create one or more derivative securities which require the delivery to such broker-dealer or other financial institution of securities offered by this prospectus, which securities such broker-dealer or other financial institution may resell pursuant to this prospectus (as supplemented or amended to reflect such transaction).

A selling shareholder and any broker-dealers or agents that are involved in selling the securities may be deemed to be “underwriters” within the meaning of the Securities Act in connection with such sales. In such event, any commissions received by such broker-dealers or agents and any profit on the resale of the securities purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. Each selling shareholder has informed the Fund that it does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the securities.

Under applicable rules and regulations under the Exchange Act, any person engaged in the distribution of the resale securities may not simultaneously engage in market making activities with respect to Seed Shares for the applicable restricted period, as defined in Regulation M, prior to the commencement of the distribution. In addition, the selling shareholders will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including Regulation M, which may limit the timing of purchases and sales of the Seed Shares by a selling shareholder or any other person. Copies of this Prospectus will be available to each selling shareholder, and the Fund has informed each selling shareholder of the need to deliver a copy of this Prospectus to each purchaser at or prior to the time of the sale (including by compliance with Rule 172 under the Securities Act).

DESCRIPTION OF SECURITIES

The information contained under this heading is only a summary and is subject to the provisions contained in the Fund’s Declaration of Trust and Bylaws and applicable laws.

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Common Shares

The Fund is authorized to issue an unlimited number of Common Shares with no par value per share. The Common Shares have noncumulative voting rights and no conversion, preemptive or appraisal rights, and are not redeemable. Each share has equal voting, dividend, distribution and liquidation rights. The Common Shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable. Common Shareholders are entitled to one vote per share. All voting rights for the election of Trustees are noncumulative. The Fund expects its Common Shares to be listed on the [ ], subject to notice of issuance, under the symbol “[   ].” Under the rules of the [   ] applicable to listed companies, and pursuant to the Fund’s Declaration of Trust and Bylaws, the Fund will be required to hold an annual meeting of shareholders in each year. The foregoing description and the description below under “Certain Provisions of the Declaration of Trust and Bylaws” are subject to the provisions contained in the Declaration of Trust and Bylaws.

If any Preferred Shares are outstanding, the Fund may not declare any dividend or other distribution on its Common Shares, other than a dividend payable in Common Shares, unless the Asset Coverage Ratio, determined at the time of declaration after deducting the amount of the proposed dividend or distribution, is at least 200%.

See “Leverage” on page [__].

Common Shareholders are entitled to share ratably in the assets legally available for distribution to shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of the Fund’s shares of beneficial interest, including any Preferred Shares. The rights of Common Shareholders upon liquidation, dissolution or winding up would be subordinated to, if any, the holders of any Preferred Shares with preferential rights.

The Fund’s Asset Coverage Ratio shall be tested quarterly. If the Fund’s Asset Coverage Ratio is below [   ]% at close on the quarterly Asset Coverage Determination Date (defined below), the Fund becomes responsible for raising sufficient funds to [   ] through conducting one or more transferable subscription rights offerings to Common Shareholders for the cash purchase of additional Common Shares. The Fund may only issue Common Shares without accompanying Preferred Shares as part of a subscription rights offering as described in this paragraph. Such an offering may be initiated up to 30 days before the Asset Coverage Determination Date in good-faith anticipation of the need to raise funds. If the Fund has not met its fundraising obligation under this provision as of the subsequent Asset Coverage Determination Date, then one of the following will occur: (i) if the Fund’s Asset Coverage Ratio is below the [same]% threshold, the Preferred Takeover Provisions become active until such time as sufficient funds have been raised to [   ]; or (ii) if the Fund’s Asset Coverage Ratio is at or above [same]% threshold, the Fund’s obligation to raise sufficient funds to [   ] is cancelled and the Preferred Takeover Provisions will, if active, terminate with respect to that trigger. The quarterly Asset Coverage Determination Dates shall be [   ].

Each outstanding Common Share entitles the holder to one vote on all matters submitted to a vote of Common Shareholders, including the election of Trustees. One-third of the shares of beneficial interest of each class, or one-third of the outstanding shares of beneficial interest of the Fund, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting with respect to such class, or with respect to the entire Fund, respectively, except with respect to any matter that, under applicable statutes, regulatory requirements or the Declaration of Trust, requires approval by a separate vote of the holders of one or more classes of shares of beneficial interest, in which case the presence in person or by proxy of the holders of shares of beneficial interest entitled to cast a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. The Declaration of Trust provides that, except when a larger vote is required by the 1940 Act, the Declaration of Trust or the Bylaws, a majority of the shares voting at a shareholders’ meeting in person or by proxy shall decide any matters to be voted upon with respect to the entire Fund and a plurality of such shares shall elect a Trustee. There is no cumulative voting in the election of Trustees. Pursuant to the 1940 Act, holders of Preferred Shares will have the right to elect two Trustees at all times.

Under the rules of the [   ] applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders in each fiscal year. If the Fund is converted to an open-end company or if for any other reason the shares are no longer listed on the [   ] (or any other national exchange the rules of which require annual meetings of shareholders), the Fund may amend its Bylaws so that the Fund is not otherwise required to hold annual meetings of shareholders.

Subject to approval by the Fund’s Board, the Fund intends to effectuate stock splits of Common Shares from time to time. Additionally, the Fund will effectuate a 2-for-1 stock split of outstanding Common Shares any time that the NAV per Common Share equals or exceeds $[XX times 2] and no Subscription Rights or Self-Tender Offers are outstanding. Upon the effectiveness of a stock split, each issued and outstanding Common Share will be split into two Common Shares, no par value per share, and the NAV per Common Share will be adjusted proportionally. Any distributions declared but unpaid as of the effective date of the stock split will be adjusted on a pro rata basis to reflect the stock split, such that the aggregate distribution amount payable to each Common Shareholder remains unchanged.

Common Shareholders may receive transferable rights to subscribe for shares of other closed-end investment companies that are sponsored by the Adviser or an affiliate. The specific terms of any potential subscription rights offering will be described in applicable subscription rights documents.

The Fund’s Common Shares are expected to be listed on [   ] under the trading or ticker symbol “[   ],” subject to notice of issuance.

[   ] will serve as the transfer agent and agent for the Fund’s Common Shares and the dividend disbursing agent for the Fund’s Common Shares.

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Preferred Shares (including Series A Preferred Shares)

The Declaration of Trust authorizes the Board, without approval of the Common Shareholders, to classify and designate cumulative Preferred Shares, no par value per share, in one or more classes or series. The Fund is offering through the Fund Offering and the Subscription Rights Offering [_]% Series A Cumulative Preferred Shares Liquidation Preference $100.00 per Share (each a “Series A Preferred Share”).

The description in this Prospectus of the preferred shares is only a summary, which is qualified in its entirety by reference to the Statement of Preferences for the Series A Preferred Shares.

The Board may, without any action by the Fund’s shareholders, amend the Declaration of Trust from time to time to increase or decrease the aggregate number of shares of beneficial interest or the number of shares of beneficial interest of any class or series that the Fund has authority to issue under the Declaration of Trust and under the 1940 Act.

In respect of its Series A Preferred Shares, the Fund pays regular quarterly dividends when, as and if declared. Any dividends so declared and payable will be paid to the extent permitted under applicable Delaware law and to the extent available and in preference to and priority over any dividends declared and payable on the Common Shares.

In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of any preferred shares would be entitled to receive a preferential liquidating distribution before any distribution of assets is made to holders of common shares.

Except as otherwise indicated in the Declaration of Trust or Bylaws, or as otherwise required by applicable law, holders of any Preferred Shares will have voting rights.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. During any period in which dividends on Preferred Shares shall remain unpaid for [X] quarters and in an amount equal to at least [X] full quarters’ dividends on such securities, the Preferred Takeover Provisions will take effect, and remain active for the whole such period (once all dividends in arrears shall have been paid or otherwise provided for, the Preferred Takeover Provisions will terminate with respect to that trigger.) Under the 1940 Act, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Trustees at any time two years’ accumulated dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in the Fund’s fundamental investment restrictions. See “Certain Provisions in The Declaration of Trust and Bylaws” on page [__]. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that any of the Fund’s Preferred Shares are outstanding.

The affirmative vote of a majority of any outstanding Preferred Shares (unless a higher vote is required by the rules of any stock exchange or automated quotation system on which the Fund’s Preferred Shares may be listed or traded), voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BYLAWS

The following description of certain provisions of the Declaration of Trust and Bylaws is only a summary. For a complete description, please refer to the Declaration of Trust and Bylaws, [which have been filed as exhibits to the Fund’s registration statement on Form N-2], of which this Prospectus forms a part.

The Declaration of Trust and Bylaws include provisions that could delay, defer or prevent other entities or persons from acquiring control of the Fund, causing the Fund to engage in certain transactions or modifying the Fund’s structure. Furthermore, these provisions may have the effect of depriving shareholders of the opportunity to sell their shares at a premium over prevailing market prices by discouraging third parties from seeking to obtain control of the Fund. These provisions as well as certain provisions of the Delaware Statutory Trust Act (“DSTA”), which are summarized below, may be regarded as “anti-takeover” provisions.

In addition, with respect to provisions in the Fund’s Bylaws relating to actions by shareholders, described below, shareholders should be aware that they cannot waive their rights under the federal securities laws. The exclusive forum provisions in the Fund’s Bylaws, described below, may increase costs for a shareholder to bring a claim and may discourage claims or limit investors’ ability to bring a claim in a judicial forum that they find favorable. Further, the enforceability of an exclusive forum provision is questionable.

Board of Trustees; Election of Trustees

The Declaration of Trust provides that the Fund’s business and affairs are managed by or under the direction of the Board.

The Declaration of Trust provides that the number of Trustees shall be fixed from time to time by a majority of the Trustees then in office; provided, that there shall be at least one (1) Trustee and no more than fifteen (15). Subject to any applicable limitations of the 1940 Act, and subject to any preferential rights of a class or series of preferred shares, whenever a vacancy shall exist in the Board of Trustees, regardless of the reason for such vacancy, the remaining Trustees may appoint any person

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as they determine in their sole discretion to fill that vacancy. Such appointment shall be made by a written instrument signed by a majority of the Trustees or by a resolution of the Trustees, duly adopted and recorded in the records of the Fund.

Classified Board of Trustees

The Board is divided into three classes of trustees serving staggered three-year terms. The initial terms of the first, second and third classes will expire at the first, second and third annual meetings of shareholders, respectively, and, in each case, until their successors are duly elected and qualify. Upon expiration of their terms, trustees of each class will be elected to serve for three-year terms and until their successors are duly elected and qualify and at each annual meeting one class of trustees will be elected by the shareholders. A classified Board promotes continuity and stability of management but makes it more difficult for shareholders to change a majority of the trustees because it generally takes at least two annual elections of trustees for this to occur. The Fund believes that classification of the Board of Trustees will help to assure the continuity and stability of the Fund’s strategies and policies as determined by the Board.

Removal of Trustees

The Declaration of Trust provides that, subject to the rights of holders of one or more classes of preferred shares, if any, a Trustee may be removed from office with or without cause (1) at any time by a written instrument signed by at least two-thirds of the then Trustees, specifying the effective date of removal, or (2) by a vote of at least a majority of the then Trustees if such removal is approved by the holders of at least two-thirds of the outstanding shares entitled to vote with respect to the election of such Trustee and present in person or by proxy at a meeting of shareholders called for such purpose. This provision, when coupled with the provisions in the Declaration of Trust authorizing only the Board of Trustees to fill vacancies, precludes shareholders from removing incumbent Trustees and filling the vacancies created by the removal with nominees of shareholders, except by a substantial affirmative vote and subject to the approval by at least a majority of the then Trustees, or under the Preferred Takeover Provisions or Corporate Governance Provisions.

Contested Elections of Trustees

The Declaration of Trust provides that, in a contested Trustee election, a nominee must receive the affirmative vote of a majority of the outstanding shares entitled to vote in order to be elected. Notwithstanding the foregoing, Trustees elected pursuant to the Preferred Takeover Provisions or the Corporate Governance Provisions shall be elected by a plurality of the votes cast by the shareholders entitled to vote in the applicable election, whether or not the election is contested.

Approval of Extraordinary Trust Action; Amendment of Declaration of Trust and Bylaws

The Trustees may, without any Shareholder vote, amend or otherwise supplement the Declaration of Trust, subject to certain limitations that require a Shareholder vote, such as if the amendment would affect the voting rights of Shareholders. When shareholder vote is required, subject to certain exceptions described below, the Declaration of Trust provides for approval of amendments to the Declaration of Trust by the Shareholders holding a majority of shares entitled to cast votes on the matter. Subject to certain exceptions in the Declaration of Trust, the Declaration of Trust requires the affirmative vote of at least 75% of the outstanding shares entitled to vote on the matter for the Fund to merge or consolidate with any other corporation, association, trust or other organization or to sell, lease or exchange all or substantially all of the Fund’s assets; unless such action has been approved by the affirmative vote of at least 75% of the Continuing Trustees (as defined in the Declaration of Trust) then in office, in which case, shareholder approval is not required.

Approval of Liquidation, Dissolution or Conversion to an Open-End Fund

With respect to the Fund’s liquidation, dissolution or conversion to an open-end fund, the Declaration of Trust requires the approval of the holders of a majority of the outstanding common shares and each series of preferred shares, each voting separately as a single class.

Shareholder Approvals

The Fund’s Bylaws provide that shareholders may only make proposals regarding underlying matters on which they are entitled to vote. In addition, nominations of persons for election as a trustee and the proposal of other business may be made at an annual meeting of shareholders by any shareholder who was a shareholder of record at the time of giving notice required by the Fund’s Bylaws and who held shares continuously until the time of the annual meeting (the “Holding Period”). Other than nominations of persons for election as a trustee, shareholders proposing other business must hold, together with any other shareholders proposing such business, at least 5% of the outstanding shares of the Fund or 5% of the outstanding shares of the series or class to which the proposal relates continuously through the Holding Period.

With respect to proposals by shareholders submitted outside the process of Rule 14a-8 under the Exchange Act, the Fund’s Bylaws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Trustees or to transact any other business at an annual meeting of shareholders. With respect to an annual meeting following the first annual meeting of shareholders, notice of any such nomination or business must be delivered to the principal executive offices of the Fund not less than 90 calendar days nor more than 120 calendar days prior to the anniversary date of the mailing of the notice for the prior year’s annual meeting (subject to certain exceptions). Any notice by a shareholder must be accompanied by certain information as provided in the Bylaws, including (a) the shareholder giving notice and the beneficial owners, if any, on whose behalf the nomination is made: (i) the name and address of the shareholder, as they appear in the Fund’s books, and of the beneficial owner, (ii) information regarding the shares held by the shareholder, (iii) a description of all arrangements, agreements or understandings between the shareholder and any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, (iv) a representation, which is complied with, that the shareholder is a shareholder of record of the Fund and entitled to vote at such meeting and intends to appear in person or by proxy at the meeting to propose such business or nomination, (v) a representation, which is complied

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with, that the shareholder or the beneficial owner, if any, intends or is part of a group which intends to deliver a proxy statement and/or form of proxy to shareholders entitled to cast the requisite number of votes to approve or adopt the proposal or elect the nominee, and (vi) any other information relating to the shareholder and beneficial owner, if any, that must be disclosed in solicitation of proxies for election of trustees in an election contest (even if an election contest is not involved), or otherwise would be required, in each case pursuant to the Exchange Act and the rules and regulations promulgated thereunder; (b) information regarding the candidate’s background and qualifications to serve as trustee; and (c) as to any other business that the shareholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the text of the proposal or business (including the text of any resolutions proposed for consideration), the reasons for conducting such business at the meeting and any material interest in such business of such shareholder and the beneficial owner, if any, on whose behalf the proposal is made.

Control Share Acquisitions

The Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA Control Share Statute”). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute provides that a shareholder of a Delaware statutory trust, including the Fund, who acquires “control shares” in a “control share acquisition” has no voting rights with respect to those shares on any matters relating to voting, except to the extent approved by the Fund’s other shareholders at a shareholder meeting by the vote of two-thirds of all the votes entitled to be cast on the matter (excluding interested shareholders).

A control share acquisition is defined as an acquisition by a shareholder of control shares (“Control Share Acquisition”). Control shares are defined as Fund shares beneficially owned by a shareholder that but for the control share provisions of the DSTA would, when aggregated together with all of the shareholder’s other shares, entitle the shareholder to exercise the voting power of shares of the Fund in the election of candidates to serve on the Board within any of the following ranges of voting power (such shares, “Control Shares”):

•	10% or more, but less than 15% of all voting power;
•	15% or more, but less than 20% of all voting power;
•	20% or more, but less than 25% of all voting power;
•	25% or more, but less than 30% of all voting power;
•	30% or more, but less than a majority of all voting power; or
•	a majority or more of all voting power.

Accordingly, once a threshold is reached, the shareholder has no voting rights with respect to the shares acquired in excess of that threshold (i.e., Control Shares) until approved by the Fund’s other shareholders. That process would apply again at each enumerated threshold level. A reduction in the outstanding shares of the Fund for any reason may cause shares that were not previously Control Shares to become Control Shares subject to the requirements of the DSTA Control Share Statute.

A shareholder who has made or proposes to make a Control Share Acquisition is permitted, but not required, to request a shareholder meeting for the purpose of considering the voting rights (on all matters relating to voting) to be accorded to the Control Shares (“Voting Rights Proposal”). The request must be accompanied by the delivery of a “statement” to the Fund containing certain specified information about the Control Share Acquisition, and must also include an undertaking by the shareholder to pay the Fund’s expenses to hold the shareholder meeting (except any expenses of opposing the Voting Rights Proposal). If the shareholder does not submit a request for a shareholder meeting, the Voting Rights Proposal may, at the option of the Board, be presented for consideration at a shareholder meeting.

If a shareholder request is received by the Fund, the Board generally must call a special meeting of shareholders to be held within 90 days after the request is received. However, if the anniversary date of the proxy statement for the prior year’s annual shareholder meeting is within 120 days of the date of delivery of the request, then the Fund may elect to present the Voting Rights Proposal at the Fund’s next annual shareholder meeting.

The Control Share Statute imposes an obligation on Fund shareholders to disclose in writing to the Fund any Control Share Acquisitions within 10 days of making such acquisition. A Fund may also request from shareholders any information the Board reasonably believes to be necessary or desirable to determine: (i) whether a Control Share Acquisition has occurred, (ii) whether any shares are Control Shares, and (iii) whether and how many shares may have been voted in violation of the DSTA Control Share Statute. Shareholders are required to provide such information in writing to the Fund within 10 days of receiving the request.

A shareholder's voting power may passively exceed one or more of the applicable control share thresholds — without any affirmative acquisition of additional shares by such shareholder — as a result of a reduction in the total number of the Fund's shares outstanding caused by the Fund's repurchase of shares pursuant to a Self-Tender Offer.

Preferred Takeover Provisions

Where required by terms elsewhere in this Prospectus, the Preferred Takeover Provisions will take effect. When that happens, the number and/or composition of Trustees constituting the Board will be adjusted as necessary to permit the holders of outstanding Preferred Shares voting separately as one class (to the exclusion of the holders of all other classes of shares of the Fund) to elect the number of Trustees that, when added to the two Trustees elected exclusively by the holders of outstanding Preferred Shares, would constitute a simple majority of the Board as so adjusted. The Fund and the Board will take all necessary actions, including effecting the removal of Trustees as laid out in the Fund’s Governing Documents, to effect an adjustment of the number and/or composition of Trustees as described in the preceding sentence.

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Cure of one triggering condition terminates the Preferred Takeover Provisions only if no other contractual or statutory triggering condition remains outstanding.

Corporate Governance Provisions

When required by terms elsewhere in this Prospectus, the Corporate Governance Provisions take effect. When that happens, all of the following will occur:

1.	The Board must call and hold a shareholder meeting within [90] days of the date of the triggering event for the election of all Board members through a plurality vote of the corresponding classes of shareholders. The shareholder meeting may not be adjourned or postponed for more than [30] total days beyond the date initially set for the meeting at which the votes described here and in (2) will be taken. The members of the Board then serving may stand for re-election at such shareholder meeting, and the election will be based on a plurality vote. In the event that the Trustees do not call and announce the special meeting within [20] days of the Corporate Governance Provisions taking effect, any shareholder of the Fund will have the right to call the meeting.
2.	The Board must, at the same shareholder meeting referenced in (1) above, include a proposal to terminate the Management Agreement with the Adviser (which proposal shall require a “majority of the outstanding voting securities” of the Fund as defined in the 1940 Act to vote in favor of termination).
3.	Pursuant to the Management Agreement, the Adviser shall immediately waive the portion of its management fee that exceeds the actual amount of Fund expenses attributable to the same period that it is required to pay or reimburse under the Management Agreement and any applicable expense limitation agreement. The Adviser shall continue to satisfy those expense-payment and reimbursement obligations, and any management fee remaining payable shall be applied solely to those obligations, without any profit or markup retained by the Adviser. This arrangement shall remain in effect until the shareholder votes described in (1) and (2) above are held. Any management fee waived under this provision shall not accrue or be subject to later recoupment.

Exclusive Forum

The Bylaws provide that, unless the Fund consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware, shall be the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Fund, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer or other employee of the Fund to the Fund or the Fund’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act, the 1940 Act, the Declaration of Trust or the Bylaws (other than a claim pursuant to Section 36(b) of the 1940 Act), (iv) any action to interpret, apply, enforce or determine the validity (including under the 1940 Act) of the Declaration of Trust or the Bylaws or (v) any action asserting a claim governed by the internal affairs doctrine.

CLOSED-END COMPANY STRUCTURE

The Fund is a closed-end management investment company and as such the shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including distribution levels (which are in turn affected by expenses), net asset value, distribution stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors.

Conversion to an open-end fund is unlikely in light of the Fund’s investment objective and policies and would require approval of the Board and shareholder approval to amend the Declaration of Trust. If the Fund converted to an open-end fund, the Fund would be required to redeem all Preferred Shares then outstanding (requiring the Fund, in turn, to liquidate a significant portion of its investment portfolio). In contrast to a closed-end investment company, shareholders of an open-end investment company may require a fund to redeem its common shares at any time (except in certain circumstances as authorized by the 1940 Act or the rules thereunder) at their net asset value, without the discount commonly associated with closed-end investment companies. Open-end investment companies engage in a continuous offering of their shares and may maintain large cash positions or be required to liquidate favorable investments to meet redemptions. Open-end investment companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. In addition, certain of the Fund’s investment policies and restrictions may be incompatible with the requirements applicable to an open-end investment company. Accordingly, conversion to an open-end investment company may require material changes to the Fund’s investment policies.

MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS [To be updated by amendment.]

[   ]

Taxation as a RIC

[   ]

Failure to Qualify as a RIC

[   ]

Taxation of Certain Fund Investments

Other Considerations

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[   ]

Taxation for U.S. Shareholders

[   ]

Backup Withholding

[   ]

Medicare Tax

[   ]

U.S. Federal Income Tax Considerations for Non-U.S. Holders

[   ]

Foreign Account Tax Compliance Act

[   ]

UNDERWRITING

The Common Shares, Series A Preferred Shares and Subscription Rights are being offered initially through [Distributor] (the “Distributor”) on a best-efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of securities issued by the Fund.

The Distributor’s principal address is [ADDRESS].

ADMINISTRATOR, FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

[   ] will serve as the Fund’s administrator and fund accountant and provide certain back-office support such as oversight and supervision of the payment of expenses and preparation of financial statements and related schedules. For administration services, the Fund will pay [   ] a fee computed daily and payable monthly at an annual rate of [   ]% of the Fund’s average daily net assets.

[   ] will serve as the Fund’s custodian and sub-administrator. [   ] is located at [   ]. [   ] has entered into a sub-administration agreement with [   ] whereby [   ] will also provide certain administration services to the Fund. [For the sub-administration services provided by [   ], [   ], and not the Fund, pays [   ]’s fees for providing such services.]

[   ] will serve as the Fund’s transfer agent. The principal business address of [   ] is [   ].

[   ], located at [   ], serves as the Trust’s dividend disbursing agent pursuant to a [   ] agreement.

LEGAL MATTERS

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600 acts as counsel to the Fund. [   ] passes upon certain legal matters in connection with shares offered by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[____] serves as the independent registered public accounting firm of the Fund, audits the financial statements of the Fund and provides tax return preparation services in connection with the Fund. [___] is located at [___].

AVAILABLE INFORMATION

The Fund will be subject to the informational requirements of the Exchange Act and the 1940 Act and will be required to file reports, including annual and semi-annual reports, proxy statements and other information with the SEC. These documents are available on the SEC’s website at www.sec.gov.

This Prospectus does not contain all of the information in the Fund’s registration statement, including amendments, exhibits and schedules. Statements in this Prospectus about the contents of any contract or other document are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by this reference.

Additional information about the Fund can be found in the Fund’s Registration Statement (including amendments, exhibits and schedules) on Form N-2 filed with the SEC. The SEC maintains a web site (http://www.sec.gov) that contains the Fund’s Registration Statement, other documents incorporated by reference and other information the Fund has filed electronically with the SEC. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI for the Fund dated [   ], as may be supplemented from time to time, is incorporated herein by reference and is legally part of this Prospectus. Shareholder inquiries may be directed to the Fund in writing to [ADDRESS] or by calling [(XXX) XXX-XXXX]. The Fund’s SAI is available at www.[   ].com.

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(Investment Company Act file no. [   ])

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

This Prospectus and the SAI contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms. Such forward-looking statements may be contained in this Prospectus and in the SAI. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Fund’s actual results are the performance of the portfolio of securities in which the Fund invests, the price at which the Fund’s securities (including the Common Shares, Series A Preferred Shares and Subscription Rights) will trade in the public markets and other factors discussed in the Fund’s periodic filings with the SEC.

Although the Fund believes that the expectations expressed in its forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in its forward-looking statements. The Fund’s future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the “Risk Factors and Special Considerations” section in this Prospectus. All forward-looking statements contained or incorporated by reference in this Prospectus, or in the SAI are made as of the date of this Prospectus, or SAI, as the case may be. Except for the Fund’s ongoing obligations under the federal securities laws, the Fund does not intend, and the Fund undertakes no obligation, to update any forward-looking statement. The forward-looking statements contained in this Prospectus and the SAI are excluded from the safe harbor protection provided by Section 27A of the Securities Act of 1933, as amended.

Currently known risk factors that could cause actual results to differ materially from the Fund’s expectations include, but are not limited to, the factors described in the “Risk Factors and Special Considerations” section of this Prospectus. The Fund urges you to carefully review those sections for a more detailed discussion of the risks of an investment in Common Shares, Series A Preferred Shares and Subscription Rights.

PRIVACY PRINCIPLES OF THE FUND

[ADVISER NAME] (the “Adviser”) and its affiliated entities, including Gavits Closed-End Trust (the “Fund,” and together with the Adviser and its affiliated entities, “[   ],” “we,” or “our”) are providing the following to help you understand what personal information [   ] collects, how [   ] protects that information and why, in certain cases, [   ] may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund through a broker-dealer, custodian, clearinghouse, or other intermediary, including a shareholder’s name and their status as an investor in the Fund.

[   ] may use such information to comply with legal or regulatory obligations, provide its services, process transactions, maintain its records, and communicate with shareholders, including providing updates pertaining to shareholder’s interests and notifying shareholders of opportunities that may be of interest, such as offers of products and services to shareholders by the Fund, the Adviser, its or their affiliates, and select other nonaffiliated parties, unless advised that a shareholder does not wish to receive such communications. [   ] does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except regulatory authorities or as otherwise required or permitted by law, or as is necessary in order to service shareholder accounts, to service providers, to third parties as part of a corporate business transaction such as a merger, joint venture, financing, reorganizing, or sale of assets, and as necessary to establish, defend, or otherwise manage a legal claim.

[   ] restricts access to non-public personal information about its shareholders to employees of the Fund, the Adviser, and its affiliates with a legitimate business need for the information. [   ] maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders, but no such measures can guarantee security or protect against all unauthorized activity. [   ] will retain non-public personal information for as long as is necessary for the purposes set forth herein, unless a longer period is required under applicable law or is needed to resolve disputes or protect [   ]’s legal rights.

Shareholders may, under applicable law, have the right, subject to limitations and restrictions, to access personal information about themselves held by[   ], rectify or delete such personal information which is factually incorrect, incomplete or irrelevant for the purpose for which it is processed and raise any concerns as to the use of their personal information, including making a request not to receive marketing, by contacting[   ]. Shareholders may also be able to, subject to certain limitations and restrictions, obtain restriction of processing personal information or object to the processing of personal information or ask for a copy of such personal information to be provided to them or a third party in a digital format. Shareholders may also have a right to lodge a complaint about the processing of their personal information with their local data protection authority. If you make a request related to personal information about you, you may be required to supply a valid means of identification as a security precaution. We will process your request within the time provided by applicable law.

DEALER PROSPECTUS DELIVERY OBLIGATION

Until [   ] (25 days after the date of this Prospectus), all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Preliminary Statement of Additional Information dated [   ], 2026

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2026

GAVITS CLOSED-END TRUST

[ADDRESS]

This Statement of Additional Information (“SAI”) is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Prospectus of GAVITS CLOSED-END TRUST (the “Fund” or the “Trust”) dated [   ], 2026, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with such Prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or calling the Trust at 1-800-[   ]-[   ].

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Trust’s Prospectus.

TABLE OF CONTENTS

General	1
Investment Restrictions	1
Trustees and Officers	1
Independent Trustees	2
Interested Trustee	2
Officer Information	2
Share Ownership	3
Remuneration of Trustees	3
Quarterly Portfolio Schedule	4
Code of Ethics	4
Proxy Voting Policy	4
Investment Advisory Services	4
Portfolio Managers	5
Principal Shareholders, Selling Shareholders and Control Persons	6

i

INVESTMENT POLICIES AND RESTRICTIONS

General

GAVITS CLOSED-END TRUST (the “Trust”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended from time to time (the “1940 Act”), with no operating history. The Trust was organized as a Delaware statutory trust on August 28, 2026. The Trust’s investment objective is to seek to maximize returns for Common Shareholders over a full market cycle. The Fund intends to seek to achieve its investment objective by investing substantially all of its assets in [a portfolio of equity securities, which may include common stocks of large-capitalization companies and shares of other investment companies, including exchange-traded funds (ETFs)]. Except where otherwise indicated, this SAI uses the terms “Trust” and “Fund” when referring to GAVITS CLOSED-END TRUST. To the extent the Trust invests in underlying ETFs, the performance of the Trust will be dependent, in part, on the performance of the underlying ETFs in which the Trust invests and will be subject to the risks of the underlying ETFs. To the extent the Trust invests in individual companies, the performance of the Trust will be dependent on the performance of the underlying companies in which the Trust invests and will be subject to the risks of the underlying companies. Investors should consult the filings made by any such underlying ETFs which are publicly available on the EDGAR database on the SEC’s internet site (http://www.sec.gov) for more information.

Investment Restrictions

The Trust’s investment objective and certain investment policies of the Trust are described in the Prospectus. As a matter of fundamental policy:

(1)	The Trust may not borrow money, except as permitted by the 1940 Act, the rules and regulations promulgated by the SEC under the 1940 Act, or an exemption or other relief applicable to the Trust from the provisions of the 1940 Act;
(2)	The Trust may not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated by the SEC under the 1940 Act, or an exemption or other relief applicable to the Trust from the provisions of the 1940 Act;
(3)	The Trust may not underwrite the securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities;
(4)	The Trust may not make loans, except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction;
(5)	The Trust may not purchase or sell real estate, except that the Trust may (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Trust as a result of the ownership of securities;
(6)	The Trust may not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; provided that this restriction shall not prohibit the Trust from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by the 1940 Act, the rules and regulations promulgated by the SEC under the 1940 Act, or an exemption or other relief applicable to the Trust from the provisions of the 1940 Act; and
(7)	The Trust may not invest 25% or more of its total assets in any single industry or group of industries; provided, however, that such limitation shall not apply to securities of the U.S. Government or any of its agencies or instrumentalities or municipal securities other than those municipal securities backed only by assets and revenues of non-government issuers or as otherwise permitted by the 1940 Act, the rules and regulations promulgated by the SEC under the 1940 Act, or an exemption or other relief applicable to the Trust from the provisions of the 1940 Act.

In regard to restriction (4), the value of the securities loaned by the Fund may not exceed 33⅓% of its total assets.

For purposes of construing restriction (7), investment companies are not considered to be industries.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund’s acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

Trustees and Officers

The Board of the Trust consists of [   ] Trustees, [   ] of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (the “Independent Trustees”). [   ], an Independent Trustee, serves as Chairperson of the Board. The Board is responsible for overseeing the management and operations of the Fund, including general supervision of the duties performed by the Adviser and other service providers to the Fund. The Adviser is responsible for the day-to-day portfolio management of the Fund.

1

In accordance with the Fund’s Agreement and Declaration of Trust, the Board is divided into [three] classes of approximately equal size. The terms of the Trustees of the different classes are staggered. The term[s] of [   ] will expire at the annual meeting of shareholders in [2027]. The term[s] of [   ] will expire at the annual meeting of shareholders in [2028]. The term[s] of [   ] will expire at the annual meeting of shareholders in [2029]. Such classification of the Trustees may prevent the replacement of a majority of the Trustees for up to a two-year period. Each of the Fund’s officers serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees. In connection with the issuance of the Preferred Shares (as defined in the Prospectus), [   ] were designated as the Trustees who represent the holders of the Preferred Shares of the Fund.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Fund. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: such person’s character and integrity; length of service as a board member of the Fund or the Fund Complex (defined below); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and, as to each Trustee other than [   ], his or her status as not being an “interested person” (as defined in the 1940 Act) of the Fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: [   ]. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Fund, their addresses, positions with the Fund, year of birth, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

Independent Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[2] Overseen	Other Directorships Held By Trustee During Past Five Years

1	The address for each Trustee and officer is [ ].
2	The Fund Complex consists of [ ] and the Fund.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.

Interested Trustee3

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[2] Overseen	Other Directorships Held By Trustee During Past Five Years

1	The address for each Trustee and officer is [ ].
2	The Fund Complex consists of the [ ] and the Fund.
3	“Interested person” of the Trust within the meaning of the 1940 Act. [ ] is an officer of [ ].

Officer Information

The Officers of the Fund, their addresses, positions with the Fund, year of birth and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

1	The address for each Officer is [ ].
2	Officers are elected yearly by the Trustees.

The Board has an Audit Committee consisting of [   ] Trustees who are Independent Trustees. [   ] currently serve as members of the Audit Committee and each of [ ] has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). [   ] is the Chairperson of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Fund’s

2

independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (v) act as a liaison between the Fund’s independent registered public accounting firm and the full Board.

The Board also has a Nominating and Corporate Governance Committee consisting of [   ] Independent Trustees. [   ] currently serve as members of the Nominating and Corporate Governance Committee. [   ] is the Chairperson of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee has the responsibility, among other things, to: (i) evaluate, as necessary, the composition of the Board, its committees and subcommittees and make such recommendations to the Board as deemed appropriate by the Committee; (ii) review and define Independent Trustee qualifications; (iii) review the qualifications of individuals serving as Trustees on the Board and its committees; (iv) evaluate, recommend and nominate qualified individuals for election or appointment as members of the Board and recommend the appointment of members and chairs of each Board committee and subcommittee; and (v) review and assess, from time to time, the performance of the committees and subcommittees of the Board and report the results to the Board.

The Board has determined that its leadership structure is appropriate given the business and nature of the Fund. In connection with its determination, the Board considered that the Chairperson of the Board is an Independent Trustee. The Chairperson of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees believe that the Chairperson’s independence facilitates meaningful dialogue between the Adviser and the Independent Trustees. The Board also considered that the Chairperson of each Board committee is an Independent Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Fund, including the Adviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Fund in the interests of shareholders, the Board, as a general matter, oversees risk management of the Fund’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process. The Fund faces a number of risks, such as investment-related and compliance risks. Subject to the overall supervision of the Board or the applicable Committee of the Board, the Adviser has been engaged to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. Pursuant to such engagement, the Adviser, and the affiliates of the Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Fund’s Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Fund’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

Share Ownership

For each Trustee, the dollar range of equity securities beneficially owned (including ownership through the Fund’s Deferred Compensation Plan) by the Trustee in the Fund and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below. The dollar range of equity securities in the Fund is provided as of [   ].

	Independent Trustees					Interested Trustee
GAVITS CLOSED-END TRUST	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (as of [ ])	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

As to each Independent Trustee and the immediate family members thereof, no person owned beneficially or of record securities in an Adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Adviser or principal underwriter of the Fund.

Remuneration of Trustees

Each Independent Trustee receives an annual retainer of $[   ] and a per meeting fee of $[   ] for scheduled meetings of the Board. Additionally, the Chairperson of the Board receives an annual retainer of $[   ], the Chairperson of the Audit Committee receives an annual retainer of $[   ], the Chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $[   ]. Independent Trustees are also reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

3

The table below shows the compensation paid to the Trustees for the fiscal year ended [   ]. Annual Trustee fees may be reviewed periodically and changed by the Fund’s Board.

Fiscal Year Ended	Name of Trustee	Estimated Compensation From the Fund for the Fiscal Year Ending [ ](1)	Deferred Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of the Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and the Fund Complex(2) Paid to Trustee

[ ]	[ ]	[ ]	[ ]	N/A	N/A	[ ]
	[ ]	[ ]	[ ]	N/A	N/A	[ ]
	[ ]	[ ]	[ ]	N/A	N/A	[ ]
	[ ]	[ ]	[ ]	N/A	N/A	[ ]
	[ ]	[ ]	[ ]	N/A	N/A	[ ]
	[ ] (3)	[ ]	[ ]	N/A	N/A	[ ]
(1)	Since the Fund has not completed its first full year since organization, compensation is estimated based upon future payments expected to be made by the Fund during its current fiscal year ending [ ].
(2)	The “Fund Complex” consists of [ ] and the Fund.
(3)	“Interested person” under the 1940 Act.

 Quarterly Portfolio Schedule

The Fund is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Fund’s Form N-PORT filings will be available on the SEC’s website at http://www.sec.gov. You can write or email the SEC’s Public Reference section and ask them to mail you information about the Fund. They will charge you a fee for this service. [The Fund’s complete schedule of portfolio holdings is also available through the Fund’s website, at www.[   ].com or by calling [   ].]

Code of Ethics

The Fund, Adviser and [   ], the distributor of the Fund’s securities (the “Distributor”), have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (“Rule 17j-1”). Such Codes of Ethics require, among other things, that “access persons” (as defined in Rule 17j-1) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility. The Codes of Ethics allow such access persons to invest in securities or instruments that may be purchased and held by the Fund, provided such investments are done consistently with the provisions of the Codes of Ethics.

The Codes of Ethics are available on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of duplicating fees, by electronic request at publicinfo@sec.gov.

Proxy Voting Policy

The Fund’s proxy voting record and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available upon request, by calling [   ], on or through the Fund’s website at [www.[   ].com], and on the SEC’s website at http://www.sec.gov. Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Fund is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund will be available by calling [   ] or by writing to [   ]. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Investment Advisory Services

[ADVISER NAME] (“ [   ]” or the “Adviser”) is a registered investment adviser located at [ADDRESS]. In addition to serving as the investment adviser to the Fund, [   ] provides portfolio management services to [   ]. [As of [   ], 202[6], the Adviser and its affiliates had approximately $X billion of assets under management.]

[   ] serves as investment adviser to the Fund pursuant to an investment management agreement between the Fund and [   ] (the “Management Agreement”). Under the Management Agreement, [   ], subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. [   ] is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. [   ] will furnish to the Fund investment advice and provide related office facilities and personnel for servicing the investments of the Fund. [   ] will compensate all Trustees and officers of the Fund who are members of the [   ] organization and who render investment services to the Fund, and will also compensate all other [   ] personnel who provide research and investment services to the Fund.

4

Pursuant to the Management Agreement, the Fund will pay the Adviser a fee for the services it provides equal to an annual rate of [   ]% of the average daily value of the Fund’s “Managed Assets” (defined as the Fund’s total assets, including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding, minus accrued liabilities other than (i) the aggregate liquidation preference of any outstanding Preferred Shares and (ii) accumulated and unpaid dividends on those Preferred Shares). All fees will be calculated and accrued daily and paid monthly in arrears.

[In approving the Fund’s Management Agreement, the Board of Trustees considered that the fee payable to the Adviser is determined based on the Managed Assets of the Fund, including assets acquired through the use of leverage and, therefore, that the fees payable to the Adviser will increase with the use of leverage. In connection with the Board of Trustees’ annual review of the Fund’s Management Agreement, the Board of Trustees will consider the Fund’s use of leverage and the conflicts of interest that arise from these activities.]

Under an expense limitation agreement with the Fund (the “ELA”), the Adviser has agreed to pay from its own assets organizational expenses of the Fund and offering costs associated with the Fund Offering and Subscription Rights Offering, up to a total issuance of [•] and subject to an aggregate cap of $[   ]. [In addition to the management fee itself, the Fund, and not the Adviser, is responsible for bearing: interest expenses, brokerage commissions and other expenses of acquisition and disposition of investments, dividends and interest payable to Preferred Shareholders (as defined in the Prospectus), taxes, costs of proxy materials and holding shareholder meetings, litigation and indemnification expenses, and extraordinary expenses. The Adviser has contractually agreed to reduce the management fee and/or reimburse the Fund in the amount of any acquired fund fees and expenses paid by the Fund, if any.]

The Management Agreement with the Adviser continues in effect to [·], and from year to year thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the Fund’s Trustees that are not “interested persons” (as defined in the 1940 Act), such vote being cast in person to the extent required by the 1940 Act, at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of the Fund or by vote of a majority of the outstanding voting securities of the Fund. The Management Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Trustees of the Fund or the Adviser, as applicable, or by vote of the majority of the outstanding voting securities of the Fund. The Management Agreement will terminate automatically in the event of its assignment (which includes a change of control of the Adviser). [Pursuant to the Management Agreement, the Fund has agreed to indemnify [   ] for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from wilful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.]

[Disclosure on control of the Adviser to be added by amendment.]

Portfolio Managers

Subject to the oversight of the Board of Trustees and pursuant to the Management Agreement, an investment team consisting of portfolio managers of the Adviser (the “Portfolio Managers”) is responsible for the day-to-day management of the Fund’s overall investment portfolio.

The following table lists the number and types of other accounts (excluding the Fund) advised by the Fund’s portfolio managers and assets under management in those accounts as of the end of the last fiscal year of the Fund, except as otherwise indicated.

	Number of accounts	Total assets of accounts*	Number of accounts paying a performance fee	Total assets of accounts paying a performance fee*
Registered Investment Companies**		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Registered Investment Companies**		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$
*	In millions of dollars.
**	For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

None of the portfolio managers beneficially owned shares of the Fund as of the date of this SAI. As of [   ], 2026, [·] each beneficially owned [   ], of funds in the [   ] Fund Complex.

Material Conflicts of Interest.

Because the Adviser manages assets for pooled investment vehicles (including private funds, mutual funds and ETFs) and/or other accounts, including institutional accounts (“Other Clients”), certain actual and potential conflicts of interest are present.

5

For instance, the Adviser may receive fees from certain accounts that are higher than the fees received by the Adviser from the Fund or receive a performance-based fee on certain accounts. In those instances, the Adviser has an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest exists to the extent the Adviser has proprietary investments in certain accounts, where the Portfolio Managers or other employees have personal investments in certain accounts. The Adviser has an incentive to favor these accounts.

The Adviser is not restricted from forming additional investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the Fund and/or may involve substantial time and resources. Although the professional staff of the Adviser devote as much time to the management of the Fund as the Adviser deems appropriate to perform its duties in accordance with the Management Agreement and in accordance with reasonable commercial standards, the professional staff of the Adviser may have conflicts in allocating their time and services among the Funds and other investment funds and accounts and other business activities.

The Adviser utilizes investment strategies for Other Clients that may differ in significant respects from those followed by the Fund. When the Adviser implements investment strategies for Other Clients that are similar or directly contrary to the Fund, the prices of the Fund’s securities may be negatively affected. When Other Clients are selling shares of underlying securities or positions held by the Fund, the price of that security may decline as a result of the sales.

In addition, the Fund is subject to restrictions imposed by the 1940 Act. Certain Other Clients advised by the Adviser are not subject to these restrictions. For these and other reasons, the Fund’s performance may differ significantly from the results achieved by Other Clients. In addition, the employees of the Adviser may purchase (or take contrary positions in) the same securities in which the Fund invests.

The Adviser and its members, officers, directors, employees, principals or affiliates may come into possession of material, non-public information. The possession of such information may limit the Fund’s ability to buy or sell a security or otherwise to participate in an investment opportunity. Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Adviser for Other Clients.

The potential conflicts above are mitigated by the fact that the Adviser has policies and procedures to identify and mitigate any such conflicts. The Adviser has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund and Other Clients and that are designed to ensure that all client accounts are treated fairly and equitably over time.

[Portfolio Manager Compensation. The portfolio managers receive a base salary and are owners of the Adviser’s parent company. To the extent that serving as investment adviser to the Fund increases the Adviser’s profits, the portfolio managers will be compensated based on their ownership interests in the parent of the Adviser.]

Principal Shareholders, Selling Shareholders and Control Persons

Under the 1940 Act, control means the power to exercise a controlling influence over the management or policies of a company. Beneficial ownership of more than 25% of a company’s voting securities gives rise to a statutory presumption of control. A control person may have a significant impact on matters submitted to a shareholder vote.

[As of [   ], the officers and Trustees of the Fund, in the aggregate, owned less than [   ]% of the shares of the Fund.]

Prior to the commencement of the Fund Offering, the selling shareholders identified below purchased Common Shares and Series A Preferred Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act and intended to fund cash-in-lieu payments in the Fund Offering. The selling shareholders will also receive Subscription Rights concurrently with other shareholders and ratably to their investment in Common Shares and Series A Preferred Shares. These selling shareholders now expect to conduct an offering and resale, from time to time, of up to [X] Common Shares, [X] Series A Preferred Shares, and [X] Subscription Rights (the foregoing, the “Seed Shares”).

Pursuant to the terms of this Prospectus, the selling shareholders identified below may offer and resell, from time to time, up to [X] Common Shares, [X] Series A Preferred Shares, and [X] Subscription Rights. The Fund is registering the Seed Shares to permit the selling shareholders and their pledgees, donees, transferees and other successors-in-interest that receive their shares or rights, as applicable, from a selling shareholder as a gift, partnership distribution or other non-sale related transfer after the date of this Prospectus to resell the shares or rights, as applicable, when and as they deem appropriate. Information about the selling shareholders may change over time. Any changed information will be set forth in an amendment to the registration statement of which this Prospectus forms a part or a supplement to this Prospectus, to the extent required by law. The Fund will not receive any of the proceeds from the resale of these Seed Shares.

The Fund will, subject to the ELA, pay the printing, legal, filing and other similar expenses of registering the Seed Shares on this Registration Statement, but the selling shareholders will bear all other expenses, including any brokerage fees, underwriting discounts and commissions, of any such resale.

The following table sets forth certain ownership information as of [ ] with respect to Common Shares, Series A Preferred Shares and Subscription Rights held by (1) those persons who directly or indirectly own, control or hold with the power to vote 5% or more of the outstanding Common Shares, Series A Preferred Shares or Subscription Rights, (2) all of the Fund's officers and Trustees, as a group, and (3) selling shareholders. The selling shareholders acquired the Common Shares and Series A Preferred Shares from the Fund in a private placement. See “Use of Proceeds” in the Prospectus for additional information about the private placement.

6

	Common Shares Beneficially Owned(1)		Series A Preferred Shares Beneficially Owned(1)		Subscription Rights Beneficially Owned(1)
Name and Address	Number	%	Number	%	Number	%
[ ]*	[ ]	[ ]	[ ]	[ ]	0	[ ]
[ ]*	[ ]	[ ]	[ ]	[ ]	0	[ ]
[ ]*	[ ]	[ ]	[ ]	[ ]	0	[ ]

* Selling shareholder

(1) Beneficial ownership is determined in accordance with the rules of the SEC and includes voting or investment power with respect to the securities.

The Administrator and Fund Accountant

[   ], located at [   ], serves as administrator and accountant (the “Administrator”) for the Fund pursuant to the [   ] Agreement. Under the [   ] Agreement, the Administrator is obligated to provide certain back-office support such as oversight and supervision of the payment of expenses and preparation of financial statements and related schedules.

Custodian

[   ], located at [   ], serves as custodian (in such capacity, the “Custodian”) for the Fund pursuant to a custodian agreement. As Custodian, [   ] holds the Fund’s assets. As compensation for these custodial services, [   ] receives, among other items, transaction fees, asset-based safekeeping fees and overdraft charges and may be reimbursed by the Fund for its out-of-pocket expenses.

Transfer Agent

[   ], located at [   ], serves as the Fund’s transfer agent (in such capacity, the “Transfer Agent”) pursuant to a transfer agency agreement. [   ]

Dividend Disbursing Agent

[   ], located at [   ], serves as the Fund’s dividend disbursing agent (in such capacity, the “Dividend Disbursing Agent”) pursuant to a [   ] agreement. [   ]

The Distributor

[   ] is the principal underwriter and distributor of the Fund’s securities (as defined in the Prospectus). Its principal address is [   ] and investor information can be obtained by calling [   ]. [The Distributor has entered into an agreement with the Fund which will continue for two years from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party, or until termination of the Fund, and which is renewable annually thereafter (the “Distribution Agreement”), pursuant to which it distributes the Fund’s securities.] The Distributor will deliver a prospectus to persons purchasing the securities of the Fund in the Fund Offering and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Distributor may also enter into sales and investor services agreements with broker-dealers to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services, but the Distributor must pay such broker-dealers or other persons, out of its own assets.

Portfolio Transactions

The Fund intends to invest substantially all of its assets in [a portfolio of equity securities, which may include common stocks of large-capitalization companies and shares of other investment companies, including exchange-traded funds (ETFs)]. The Fund expects to acquire portfolio securities through the transactions and investment activities described in the Prospectus, including the Fund Offering and the Subscription Rights Offering, and through transactions in the secondary market. The Fund will not receive any cash proceeds from the Fund Offering or Subscription Rights Offering because those offerings are in-kind.

To the extent portfolio security transactions occur, the Adviser looks for prompt execution of the order at a favorable price when selecting brokers and dealers to handle the purchase and sale of portfolio securities. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to each of its clients to seek best execution on trades effected. The Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is best execution.

7

Federal Income Tax Matters

[To be added by amendment.]

Independent Registered Public Accounting Firm

[   ], [   ], [   ], is the independent registered public accounting firm for the Fund, providing audit services, tax return preparation and consultation with respect to the preparation of filings with the SEC.

Counsel

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600 acts as counsel to the Fund. [DE COUNSEL], [   ] passes upon certain legal matters in connection with securities offered by the Fund.

Additional Information

A Registration Statement on Form N-2, including amendments thereto, relating to the securities of the Fund offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The Fund’s Prospectus and this SAI do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the securities offered hereby, reference is made to the Fund’s Registration Statement. Statements contained in the Fund’s Prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. The Fund’s Registration Statement, including the Fund’s Prospectus, this SAI and the exhibits are available on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

8

Report of Independent Registered Public Accounting Firm

[To be filed by subsequent amendment.]

FINANCIAL STATEMENTS

[To be filed by subsequent amendment.]

2

Appendix A

Proxy Voting Policies

[To be filed by subsequent amendment.]

GAVITS CLOSED-END TRUST

Statement of Additional Information
[   ], 2026

Investment Adviser

[ADVISER NAME]

[ADDRESS]

Administrator

[·]

[·]

[·], [·] [·]

Custodian

[·]

[·]

[·], [·] [·]

Transfer Agent

[·]

[·], [·]

[·], [·] [·]

Distributor

[·]

[·], [·]

[·], [·] [·]

Independent Registered Public Accounting Firm

[·]

[·]

[·], [·] [·]

2

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.       Financial Statements

The Registrant has not conducted any business as of the date of this filing other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act [will be] filed as part of the Statement of Additional Information.

2.       Exhibits:

(a)(1) Certificate of Trust of the Registrant (1).

(a)(2) Agreement and Declaration of Trust of the Registrant, dated [   ] (+).

(b) Bylaws of the Registrant, dated [   ] (+).

(c) Not applicable.

(d) Rights of shareholders are described in Article VII of the Agreement and Declaration of Trust(+).

(e) Not applicable.

(f) Not applicable.

(g) Form of Investment Management Agreement between Registrant and [ADVISER NAME] (the “Adviser”)(+).

(h) Form of Distribution Agreement between Registrant and [●](+).

(i) Not applicable.

(j) Form of Custody Agreement between Registrant and [●](+).

(k)(1) Form of Administration Agreement between Registrant and [●](+).

(k)(2) Form of Transfer Agency Agreement between Registrant and [●](+).

(l) Opinion and Consent of [●](+).

(m) Not applicable.

(n) Consent of Independent Registered Public Accounting Firm(+).

(o) Not applicable.

(p) Not applicable.

(q) Not applicable.

(r)(1) Code of Ethics of Registrant(+).

(r)(2) Code of Ethics of [ADVISER NAME] (+).

(s) Filing fee table (1).

(t) Power of Attorney(+).

(1)	Filed herewith.
(+)	To be filed by subsequent amendment.
1

Item 26. Marketing Arrangements

Reference is made to Exhibit (h) to this Registration Statement to be filed by further amendment.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:

Legal Fees and Expenses	$[●]
Independent Registered Public Accounting Firm Fees	$[●]
Exchange Listing Fees	$[●]
FINRA Fees	$[●]
Securities and Exchange Commission Filing Fees	$[●]
Miscellaneous	$[●]
Total	$[●]

Item 28. Persons Controlled by or under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

As of [●], the number of record holders of each class of securities of Registrant was as follows:

Title of Class	Number of Record Holders
[Common Shares]	[●]
[Series A Preferred Shares]	[●]
[Subscription Rights]	[●]

Item 30. Indemnification

Pursuant to Section 3 of Article IV of the Agreement and Declaration of Trust, every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, employee, trustee, agent or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (D) by a vote of a majority of the Outstanding Shares entitled to vote (excluding any Outstanding Shares owned of record or beneficially by such individual).

Item 31. Business and Other Connections of the Adviser

See “Management” in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

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Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Custodian and Transfer Agent, [●]. All other records so required to be maintained will be maintained at the offices of [ADVISER NAME], [ADDRESS].

Item 33. Management Services

Not applicable.

Item 34. Undertakings.

1.	Not applicable.

2.	Not applicable.

3.	The securities being registered will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933. Accordingly, the Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act.

(2) to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Filing Fee Tables” in the effective registration statement.

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the Registration Statement.

Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply to the extent the Registration Statement is filed pursuant to General Instruction A.2 of Form N-2 and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is subject to Rule 430B:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5) or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) under the Securities Act for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a

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purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b)        For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.
6.	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.
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SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of October, 2026.

GAVITS CLOSED-END TRUST

By:	/s/ Russell Schaub

President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person in the capacities set forth below on the 20th day of October, 2026.

Signature	Title

Trustee:
/s/ Russell Schaub	Initial Trustee, President and Chief Executive Officer, Treasurer and Principal Financial and Accounting Officer

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Exhibit Index

Item 25.

Exhibit Number	Description of Exhibit
(a)(1)	Certificate of Trust of the Registrant
(s)	Filing Fee Table

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